Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	Chanticleer Holdings, Inc.
Entity Central Index Key	0001106838
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 389,348	$ 1,223,803	$ 165,129
Accounts receivable	72,128	161,073	108,714
Other receivable	78,469	85,473	42,109
Inventory	178,886	227,023	105,073
Due from related parties	113,748	117,899	76,591
Prepaid expenses	216,884	170,769	144,347
Assets of discontinued operations	89,758	44,335
TOTAL CURRENT ASSETS	1,139,221	2,030,375	641,963
Property and equipment, net	2,226,937	2,316,146	1,505,059
Goodwill	396,487	396,487	396,487
Intangible assets, net	629,699	559,832	325,084
Investments at fair value	33,185	56,949	318,353
Other investments	2,102,668	2,116,915	1,582,148
Deposits and other assets	165,613	169,727	29,605
TOTAL ASSETS	6,693,810	7,646,431	4,798,699
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt and notes payable	234,121	236,110	1,171,855
Convertible notes payable		0	1,625,000
Accounts payable and accrued expenses	1,069,821	1,108,305	478,005
Other current liabilities	235,902	361,586	330,607
Current maturities of capital leases payable	32,815	27,965	41,590
Deferred rent	15,437	10,825	43,225
Due to related parties	13,733	13,733	30,204
Liabilities of discontinued operations	21,234	14,328
TOTAL CURRENT LIABILITIES	1,623,063	1,772,852	3,720,486
Capital leases payable, less current maturities	44,268	60,518	85,853
Deferred rent	99,275	98,448	7,162
Other liabilities	121,857	186,060	263,321
Long-term debt, less current maturities		0	236,109
TOTAL LIABILITIES	1,888,463	2,117,878	4,312,931
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock, Value	370	370	151
Additional paid in capital	14,947,639	14,898,423	6,459,656
Other comprehensive loss	(191,989)	(181,741)	50,650
Accumulated deficit	(9,996,540)	(9,258,697)	(6,092,132)
Less treasury stock, 256,615 shares at December 31, 2011		0	(526,420)
Non-controlling interest	45,867	70,198	593,863
TOTAL STOCKHOLDERS' EQUITY	4,805,347	5,528,553	485,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,693,810	$ 7,646,431	$ 4,798,699

Condensed Consolidated Balance Sheets [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	200,000,000
Common stock, shares issued	3,698,896	3,698,896	1,249,446
Common stock, shares outstanding	3,698,896	3,698,896	1,506,061
Treasury Stock, Shares		0	256,615

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Restaurant sales, net	$ 1,642,122	$ 1,387,495	$ 6,752,323	$ 980,247
Management fee income - non-affiliates	25,000	25,000	100,000	493,167
Management fee income - affiliates			30,743	3,235
Total revenue	1,667,122	1,412,495	6,883,066	1,476,649
Expenses:
Restaurant cost of sales	627,888	581,551	2,761,949	504,971
Restaurant operating expenses	980,155	769,332	3,785,034	598,225
Restaurant pre-opening expenses	0	40,721	204,126	0
General and administrative expense	729,678	449,659	2,618,368	1,249,749
Depreciation and amortization	114,224	80,024	383,454	79,542
Total expenses	2,451,945	1,921,287	9,752,931	2,432,487
Loss from operations	(784,823)	(508,792)	(2,869,865)	(955,838)
Other income (expense)
Equity in earnings (losses) of investments	(14,247)	(10,538)	(14,803)	(76,113)
Gain on extinguishment of debt	70,900	0
Miscellaneous income	2,562	0
Realized (losses) gains from sales of investments			(16,598)	94,353
Interest and other income			864	5,017
Interest expense	(36,943)	(185,110)	(474,926)	(183,467)
Other than temporary decline in available-for-sale securities			0	(147,973)
Total other income (expense)	22,272	(195,648)	(505,463)	(308,183)
Loss from continuing operations before income taxes	(762,551)	(704,440)	(3,375,328)	(1,264,021)
Provision for income taxes	9,091	0	19,205	0
Loss from continuing operations	(771,642)	(704,440)
Income (loss) from discontinued operations, net of taxes	9,468	(61,863)
Consolidated net loss	(762,174)	(766,303)	(3,394,533)	(1,264,021)
Less: Net loss attributable to non-controlling interest	24,331	62,518	227,968	101,307
Net loss attributable to Chanticleer Holdings, Inc.	(737,843)	(703,785)	(3,166,565)	(1,162,714)
Net loss attributable to Chanticleer Holdings, Inc.:
Loss from continuing operations	(747,311)	(641,922)
Income (loss) from discontinued operations	9,468	(61,863)
Net loss attributable to Chanticleer Holdings, Inc.	(737,843)	(703,785)	(3,166,565)	(1,162,714)
Other comprehensive loss:
Unrealized loss on available-for-sale securities (none applies to non-controlling interest)	(23,764)	(105,618)	(261,404)	(13,005)
Foreign translation income (loss)	13,516	(8,714)	29,013	(4,372)
Other comprehensive loss	$ (748,091)	$ (818,117)	$ (3,398,956)	$ (1,180,091)
Net loss per attributable to Chanticleer Holdings, Inc. per common share, basic and diluted:
Continuing operations attributable to common shareholders, basic and diluted (in dollars per share)	$ (0.2)	$ (0.26)
Discontinued operations attributable to common shareholders, basic and diluted (in dollars per share)	$ 0	$ (0.02)
Income (Loss) from Operations before Extraordinary Items, Per Basic and Diluted Share (in dollars per share)	$ (0.2)	$ (0.28)
Net loss per share, basic and diluted (in dollars per share)			$ (1.25)	$ (0.98)
Weighted average shares outstanding (in shares)	3,698,896	2,498,891	2,541,696	1,185,018

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010	$ 129	$ 5,456,195	$ 68,027	$ 24,175	$ (4,929,418)	$ (536,683)	$ 82,425
Balance (in shares) at Dec. 31, 2010	1,285,959
Common stock issued for:
Conversion of notes payable amd accrued interest	21	731,066	0	0	0	0	731,087
Convertible notes payable and accrued interest (in shares)	206,143
Services	1	74,752	0	0	0	0	74,573
Services (in shares)	13,875
Cash	0	500	0	0	0	0	500
Cash (in shares)	84
Available-for-sale securities contributed by CEO	0	125,331	0	0	0	0	125,331
Warrants sold, net	0	20,608	0	0	0	0	20,608
Amortize warrants	0	35,247	0	0	0	0	35,247
Sell treasury stock	0	16,137	0	0	0	10,263	26,400
Available-for-sale securities	0	0	(13,005)	0	0	0	(13,005)
Purchase of non-controlling interest	0	0	0	670,995	0	0	670,995
Foreign translation gain(loss)	0	0	(4,372)	0	0	0	(4,372)
Net loss	0	0	0	(101,307)	(1,162,714)	0	(1,264,021)
Balance at Dec. 31, 2011	151	6,459,656	50,650	593,863	(6,092,132)	(526,420)	485,768
Balance (in shares) at Dec. 31, 2011	1,506,061
Common stock issued for:
Conversion of notes payable amd accrued interest	42	1,907,196	0	0	0	0	1,907,238
Convertible notes payable and accrued interest (in shares)	423,828
Services	1	32,399	0	0	0	0	32,400
Services (in shares)	5,000
Cash	180	7,051,284	0	0	0	0	7,051,464
Cash (in shares)	1,801,374						2,444,450
Amortize warrants	0	169,200	0	0	0	0	169,200
Available-for-sale securities	0	0	(261,404)	0	0	0	(261,404)
Purchase of non-controlling interest	22	986,651	0	(986,651)	0	0	22
Purchase of non-controlling interest (in shares)	219,248
Foreign translation gain(loss)	0	0	29,013	0	0	0	29,013
Acquisition of non-controlling interest for cash	0	0	0	(490,615)	0	0	(490,615)
Reclassification of non-controlling interest	0	(1,181,569)	0	1,181,569	0	0	0
Treasury stock cancelled	(26)	(526,394)	0	0	0	526,420	0
Treasury stock cancelled (in shares)	(256,615)
Net loss	0	0	0	(227,968)	(3,166,565)	0	(3,394,533)
Balance at Dec. 31, 2012	$ 370	$ 14,898,423	$ (181,741)	$ 70,198	$ (9,258,697)	$ 0	$ 5,528,553
Balance (in shares) at Dec. 31, 2012	3,698,896

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (771,642)	$ (704,440)
Less: net income (loss) from discontinued operations	9,468	(61,863)
Net loss from continuing operations	(762,174)	(766,303)	(3,394,533)	(1,264,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Other than temporary decline in value of available-for-sale securities			0	147,973
Bad debt expense - related party			0	750
Consulting and other services rendered in exchange for investment securities			0	(1,500)
Depreciation and amortization	114,224	80,024	383,454	79,542
Equity in losses of investments	14,247	10,538	14,803	76,113
Common stock issued for services			32,400	74,573
Loss (gain) on sale of investments			16,598	(94,353)
Revaluation of equity investment prior to acquisitions			0	74,362
Amortization of warrants	48,569	23,495	169,201	35,247
Gain on debt extinguishment	(70,900)	0
Increase in amounts due from affiliate			(77,643)	(54,217)
Increase in accounts receivable			(52,359)	(81,528)
Increase in other receivable			(43,364)	(42,109)
(Increase) decrease in accounts and other receivables	95,949	37,556
(Increase) decrease in prepaid expenses and other assets	(42,002)	(63,314)	(125,368)	(58,690)
(Increase) decrease inventory	48,137	(40,302)	(121,950)	(36,676)
Increase (decrease) in accounts payable and accrued expenses	(30,933)	257,143	785,965	(30,701)
Increase in deferred rent	5,439	14,966	58,886	20,308
Decrease in deferred revenue			0	(1,750)
Advance from related parties for working capital	(37,804)	(1,179)
Net cash used in operating activities from continuing operations	(617,248)	(447,376)
Net cash (used in) provided by operating activities from discontinued operations	(3,467)	8,162
Net cash used in operating activities	(620,715)	(439,214)	(2,353,910)	(1,156,677)
Cash flows from investing activities:
Non-controlling interest investment	0	90,000	90,000	0
Proceeds from sale of investments			0	190,325
Investment distribution			0	8,140
Purchase of investments	0	(129,796)	(1,202,936)	(1,502,247)
Purchase of property and equipment	(23,839)	(316,683)	(1,173,801)	(219,811)
Franchise costs	(75,000)	(240,000)	(239,684)	(75,000)
Treasury stock proceeds			0	26,400
Net cash used in investing activities from continuing operations	(98,839)	(596,479)
Net cash used in investing activities from discontinued operations	0	0
Net cash used in investing activities	(98,839)	(596,479)	(2,616,421)	(1,572,193)
Cash flows from financing activities:
Proceeds from sale of common stock			7,051,464	500
Proceeds from sale of common stock warrants, net			0	20,608
Loan proceeds, net	0	1,113,000	2,915,000	2,790,000
Loan repayment			(3,939,098)	(7,036)
Capital lease payments			(45,814)	(13,970)
(Decrease) increase in other liabilities	(118,987)	10,519	(46,282)	62,262
Loan and capital lease repayments	(13,388)	(6,633)
Net cash (used in) provided by financing activities from continuing operations	(132,375)	1,116,886
Net cash (used in) provided by financing activities from discontinued operations	0	0
Net cash (used in) provided by financing activities	(132,375)	1,116,886	6,025,270	2,852,364
Effect of exchange rate changes on cash	17,474	(8,714)	28,206	(4,372)
Net change in cash	(834,455)	72,479	1,083,145	119,122
Cash, beginning of period	1,223,803	165,129	165,129	46,007
Cash, end of period	389,348	216,668	1,223,803	165,129
Supplemental cash flow information:
Interest	14,294	75,146	273,468	101,479
Income taxes	0	0	0	0
Non-cash investing and financing activities:
Due to related party exchanged for convertible note payable			0	25,000
Convertible notes payable exchanged for common stock			1,907,238	711,500
Common stock issued for Hoot limited partner units			986,651	0
Accrued interest exchanged for common stock			0	10,000
Investment contributed by the Company's CEO			0	125,331
Common stock issued for prepaid consulting contract			0	44,850
Acquisition of subsidiaries:
Current assets, excluding cash and cash equivalents			0	138,801
Property and equipment and intangible assets			0	1,985,799
Total assets excluding cash and cash equivalents			0	2,124,600
Liabilities assumed			0	953,917
Non-controlling interest			0	645,436
Prior investment of the Company			0	320,247
Acquisition Of Subsidiaries			0	1,919,600
Purchase price, net assets acquired - cash paid			$ 0	$ 205,000

NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	Nature of Business

Organization

Chanticleer Holdings, Inc. (the “Company”) was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware. The Company previously had limited operations and was considered a development stage company until July 2005. On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc. On May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its subsidiaries, Chanticleer Advisors, LLC, (“Advisors”), Avenel Ventures, LLC ("Ventures"), Avenel Financial Services, LLC ("AFS"), Chanticleer Holdings Limited ("CHL"), Chanticleer Holdings Australia Pty, Ltd. (“CHA”), Chanticleer Investment Partners, LLC (“CIP”), DineOut SA Ltd. ("DineOut”), Chanticleer and Shaw Foods (Pty) Ltd. (“C&S”), Kiarabrite (Pty) Ltd (“KPL”), Dimaflo (Pty) Ltd (“DFLO”), Tundraspex (Pty) Ltd (“TPL”), Civisign (Pty) Ltd (“CPL”) and Dimalogix (Pty) Ltd (“DLOG”) (collectively referred to as “the Company,” “we,” “us,” or “the Companies”). All significant inter-company balances and transactions have been eliminated in consolidation.

Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in all periods presented.

Further detailed information regarding the Company's subsidiaries can be found in our Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

GENERAL

The accompanying condensed consolidated financial statements included in this report have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting and include all adjustments (consisting only of normal recurring adjustments) that are, in the opinion of management, necessary for a fair presentation. These condensed consolidated financial statements have not been audited. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the operating results for the full year.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations for interim reporting. The Company believes that the disclosures contained herein are adequate to make the information presented not misleading. However, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report for the year ended December 31, 2012, which is included in the Company’s Form 10-K. Certain amounts for the prior year have been reclassified to conform to the current year presentation.

GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. At March 31, 2013, the Company had current assets of $1,139,221, current liabilities of $1,623,063, and a working capital deficit of $483,842. The Company incurred a loss of $737,843 during the three months ended March 31, 2013 and had an unrealized loss from available-for-sale securities of $23,764 and foreign currency translation gains of $13,516, resulting in a comprehensive loss of $748,091.

The Company's corporate general and administrative expenses was approximately $730,000 in the first quarter of 2013 and averaged approximately $650,000 per quarter during 2012. In March 2013, the Company closed its investment management business. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in its Hooters restaurant which was opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.

In addition, the Company has a note with a balance at March 31, 2013 of $234,121 owed to its bank which is due in August 2013. In April 2013, the Company secured a $500,000 line of credit. The Company’s South African subsidiaries have bank overdraft and term facilities of $235,902. The Company plans to continue to use limited partnerships, if necessary, to fund its share of costs for additional Hooters restaurants.

On January 31, 2013, the Company settled outstanding liabilities of approximately $170,000 from a South African bank, previously presented in our consolidated balance sheets in “other liabilities”. Upon making a payment of approximately $99,000, the Company received a release from all other bank liabilities, resulting in a total gain on extinguishment of debt of approximately $71,000, which is presented in our financials as other income.

The Company expects to meet its obligations in 2013 with some or all of the following:

·	The Company received $100,000 in January 2013 as a fee for its CEO to be a board member of Hooters of America and expects to continue to receive this fee for the next three years based on the current agreement;
·	Borrow, if and to the extent available, additional funds;
·	Form joint ventures or other financing vehicles.

There is no assurance that these events will occur or the company will be able to raise sufficient capital. Therefore, substantial doubt about the Company’s ability to continue as a going concern exists. These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.

1.	Nature of Business

Organization

Chanticleer Holdings, Inc. (the “Company”) was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware. The Company previously had limited operations and was considered a development stage company until July 2005. On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc. On May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its subsidiaries, Chanticleer Advisors, LLC, (“Advisors”), Avenel Ventures, LLC ("Ventures"), Avenel Financial Services, LLC ("AFS"), Chanticleer Holdings Limited ("CHL"), Chanticleer Holdings Australia Pty, Ltd. (“CHA”), Chanticleer Investment Partners, LLC (“CIP”), DineOut SA Ltd. ("DineOut”), Chanticleer and Shaw Foods (Pty) Ltd. (“C&S”), Kiarabrite (Pty) Ltd (“KPL”), Dimaflo (Pty) Ltd (“DFLO”), Tundraspex (Pty) Ltd (“TPL”), Civisign (Pty) Ltd (“CPL”) and Dimalogix (Pty) Ltd (“DLOG”) (collectively referred to as “the Company,” “we,” “us,” or “the Companies”). All significant inter-company balances and transactions have been eliminated in consolidation.

Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.

Information regarding the Company's subsidiaries is as follows:

·	Advisors was formed as a wholly owned Nevada Limited Liability Company on January 18, 2007 to manage related companies, Chanticleer Investors, LLC ("Investors LLC"), Chanticleer Investors II, LLC ("Investors II") and other investments owned by the Company (the Company announced its intention to exit this business on March 22, 2013, see Note 16, Subsequent Events for further details);

·	Ventures was formed as a wholly owned Nevada Limited Liability Company on December 24, 2008 to provide business management and consulting services to its clients;

·	CHL was formed as a wholly owned Limited Liability Company in Jersey on March 24, 2009 to own the Company's initial 50% interest in Hooters SA, GP, the general partner of the Hooters restaurant franchises in South Africa;

·	CHA was formed on September 30, 2011 in Australia as a wholly owned subsidiary to invest in Hooters restaurants in Australia;

·	CIP was formed as a wholly owned North Carolina limited liability company on September 20, 2011. CIP was formed to manage separate and customized investment accounts for investors. The Company has registered CIP as a registered investment advisor so that it can market openly to the public (the Company plans to exit this business during the first quarter of 2013);

·	DineOut was formed as a Private Limited Liability Company in England and Wales on October 29, 2009 to raise capital in Europe (the Company owns approximately 89% of DineOut at December 31, 2012);

·	KPL was formed on August 30, 2011 in South Africa to manage the Hooters restaurants in South Africa. The Company owns 90% and local management owns 10% at December 31, 2012;

·	C&S was formed in 2009 in South Africa, effective October 1, 2011 is owned 100% by the Company, and holds the Hooters of America (“HOA”) franchise rights in South Africa;

·	DFLO was formed on August 16, 2011 in South Africa, is owned 82% by the Company and 18% by outside investors at December 31, 2012, and owns the Hooters restaurant in Durban, South Africa;

·	TPL was formed on August 18, 2011in South Africa, is owned 88% by the Company and 12% by outside investors at December 31, 2012, and owns the Hooters restaurant in Johannesburg, South Africa;

·	CPL was formed on August 29, 2011 in South Africa, is owned 90% by the Company and 10% by outside investors at December 31, 2012 and owns the Hooters restaurant in Cape town, South Africa;

·	DLOG was formed on August 27, 2011 in South Africa, is owned 88% by the Company and 12% by outside investors at December 31, 2012 and owns the Hooters restaurant in the Emperor’s Palace in Johannesburg, South Africa;

·	CRK was formed on October 12, 2011 in Hungary, is owned 80% by the Company and 20% by a local investor at December 31, 2012 and is intended to own restaurants in Hungary and Poland; and

·	AFS was formed on February 19, 2009 as a Nevada Limited Liability Company to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations. AFS's business operation was not activated and was discontinued in September 2011.

GOING CONCERN

At December 31, 2012 and 2011, the Company had current assets of $2,030,375 and $641,963; current liabilities of $1,772,852 and $3,720,486; and a working capital balance (deficit) of $257,523 and $(3,078,523), respectively. The Company incurred a loss of $3,166,565 during the year ended December 31, 2012 and had an unrealized loss from available-for-sale securities of $261,404 and foreign currency translation gains of $29,013, resulting in a comprehensive loss of $3,398,956.

The Company's corporate general and administrative expenses averaged approximately $650,000 per quarter during 2012. The Company expects costs to increase as we expand our footprint internationally in 2013, offset by one-time costs incurred in the fourth quarter of 2012 of approximately $150,000 for professional fees related to our South African subsidiaries. In addition, as announced in March 2013, we will be exiting operating our investment management subsidiary which we believe will save us approximately $50,000 per quarter starting with the second quarter of 2013. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in our Hooters location opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.

In addition, the Company has a note with a balance at December 31, 2012 of $236,110 owed to its bank which is due in August 2013 The Company’s South African subsidiaries have bank overdraft and term facilities of $361,586. The Company plans to continue to use limited partnerships, if the Company’s contemplated raise is not completed or not fully subscribed, to fund its share of costs for additional Hooters restaurants.

On January 31, 2013, the Company settled outstanding liabilities of $170,686 from a South African bank, previously presented in our consolidated balance sheets in “other liabilities”. Upon making a payment of $98,578, the Company received a release from all other bank liabilities, resulting in a total gain on extinguishment of debt of $72,108, which will be presented in our March 31, 2013 10-Q filing as other income.

The Company expects to meet its obligations in 2013 with some or all of the following:

•	The Company received $100,000 in January 2013 as a fee for its CEO to be a board member of Hooters of America and expects to continue to receive this fee for the next three years based on the current agreement;
•	Borrow, if and to the extent available, additional funds;
•	Form joint ventures or other financing vehicles.

If the above events do not occur or if the Company does not raise sufficient capital, substantial doubt about the Company’s ability to continue as a going concern exists. These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. SIGNIFICANT ACCOUNTING POLICIES

There have been no material changes to our significant accounting policies previously disclosed in our Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

LOSS PER COMMON SHARE

The Company is required to report both basic earnings per share, which is based on the weighted-average number of common shares outstanding, and diluted earnings per share, which is based on the weighted-average number of common shares outstanding plus all potentially dilutive shares outstanding. For the three months March 31, 2013 and March 31, 2012, the number of common shares potentially issuable upon the exercise of certain warrants of 5,001,458 and 2,557,008, respectively, have not been included in the computation of diluted EPS since the effect would be antidilutive. Accordingly, no common stock equivalents are included in the loss per share calculations and basic and diluted earnings per share are the same for all periods presented.

Recent Accounting Pronouncements

On February 5, 2013, the FASB issued Accounting Standard Update No. 2013-02, Comprehensive Income (Topic 220): Reporting of amounts reclassified out of Accumulated Other Comprehensive Income. The standard was intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. The amendments in this update were effective for annual and interim periods beginning after December 15, 2012. The adoption of ASC No. 2013-12 did not have a material impact on the Company’s Consolidated Financial Statements.

There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective. Each of these pronouncements, as applicable, has been or will be adopted by the Company. At April 30, 2013, none of these pronouncements are expected to have a material effect on the financial position, results of operations or cash flows of the Company.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include the valuation of the investments in portfolio companies and deferred tax asset valuation allowances. Actual results could differ from those estimates.

revenue recognition

Restaurant Net Sales

We record revenue from restaurant sales at the time of sale, net of discounts. Sales revenues are presented net of sales and value added (VAT) taxes. Cost of sales primarily includes the cost of food, beverages, and merchandise and disposable paper and plastic goods used in preparing and selling our menu items, and excludes depreciation and amortization.

Management Fee Income

The Company receives revenue from management fees from both affiliated companies and non-affiliated companies. Our revenue recognition policy provides that revenue is generally realized or realizable and earned when all of the following criteria have been met:

·	Persuasive evidence of an arrangement exists;
·	Delivery has occurred or services have been rendered;
·	The seller's price to the buyer is fixed or determinable; and
·	Collectability is reasonably assured.

We may collect revenue in both cash and in the equity securities of the company to whom we are providing services. Typically when we are paid cash for services, it is based on a monthly fee and is recorded when earned. When we receive equity securities for our management services, we generally receive the securities in advance for our services to be earned over the life of the contract, generally one year. We value these securities and defer recognition of the revenue over the life of the management contract.

The fair value of the equity instruments received was determined based upon the stock prices as of the date we reached an agreement with the third party and is not subject to adjustment after the measurement date.

RESTAURANT PRE-OPENING EXPENSES

Restaurant pre-opening expenses, which are expensed as incurred, consist of the costs of hiring and training the initial hourly work force for each new restaurant, travel, the cost of food and supplies used in training, grand opening promotional costs, the cost of the initial stocking of operating supplies and other direct costs related to the opening of a restaurant, including rent during the construction and in-restaurant training period.

ACCOUNTS RECEIVABLE

The Company monitors its exposure for credit losses on its receivable balances and the credit worthiness of its receivables on an ongoing basis and records related allowances for doubtful accounts. Allowances are estimated based upon specific customer and other balances, where a risk of default has been identified, and also include a provision for non-customer specific defaults based upon historical experience. As of December 31, 2012 and December 31, 2011, the Company has not recorded an allowance for doubtful accounts. If circumstances related to specific customers change, estimates of the recoverability of receivables could also change.

INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out method) or market, and consist primarily of restaurant food items and supply inventory.

OPERATING LEASES

The Company leases certain property under operating leases. Many of these lease agreements contain rent holidays, rent escalation clauses and/or contingent rent provisions. Rent expense is recognized on a straight-line basis over the expected lease term, including cancelable option periods when failure to exercise such options would result in an economic penalty. In addition, the rent commencement date of the lease term is the earlier of the date when we become legally obligated for the rent payments or the date when we take access to the property or the grounds for build out.

MARKETABLE EQUITY SECURITIES

Available-for-sale securities

The Company’s investments in marketable equity securities which are classified as available-for-sale are carried at fair value. Investments available for current operations are classified in the consolidated balance sheets as current assets; investments held for long-term purposes are classified as non-current assets. Unrealized gains and losses, net of tax, are reported in other comprehensive income as a separate component of stockholders’ equity. Gains and losses are reported in the consolidated statements of operations when realized, determined based on the disposition of specifically identified investments, using a first-in, first-out method.

Investments identified by the Company as being potentially impaired are subject to further analysis to determine if the impairment is other than temporary. Other than temporary declines in market value from original costs are charged to investment and other income, net, in the period in which the loss occurs. In determining whether investment holdings are other than temporarily impaired, the Company considers the nature, cause, severity and duration of the impairment.

OTHER INVESTMENTS

Investments in which the Company has the ability to exercise significant influence and that, in general, are at least 20 percent owned are stated at cost plus equity in undistributed net earnings (loss), less distributions received. The Company also has equity investments in which it owns less than 20% which are stated at cost. An impairment loss would be recorded whenever a decline in the value of an equity investment or cost investment is below its carrying amount and is determined to be other than temporary. In judging “other than temporary,” the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and long-term operating and financial prospects of the investee, and the Company’s long-term intent of retaining the investment in the investee.

FAIR VALUE MEASUREMENTS

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	Quoted prices for identical instruments in active markets.
Level 2	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3	Significant inputs to the valuation model are unobservable.

We maintain policies and procedures to value instruments using the best and most relevant data available. Our investment committee reviews and approves all investment valuations.

Our available-for-sale equity securities are all valued using Level 1 inputs or Level 2 inputs.

fair value of financial instruments

The Company is required to disclose fair value information about financial instruments when it is practicable to estimate that value. The carrying amounts of the Company’s cash, accounts receivable, inventory, accounts payable, accrued expenses, other current liabilities, convertible notes payable and notes payable approximate their estimated fair value due to the short-term maturities of these financial instruments and because related interest rates offered to the Company approximate current rates.

fixed assets

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets (generally five and seven years). The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted. Based upon its most recent analysis, the Company believes that no impairment of property and equipment exists at December 31, 2012 and 2011. Maintenance and repairs are charged to operations when incurred. Betterments and renewals are capitalized. When property and equipment are sold or otherwise disposed of, the asset account and related accumulated depreciation account are relieved, and any gain or loss is included in operations.

InTANGIBLE ASSETS

Goodwill

Generally accepted accounting principles in the United States require the Company to perform a goodwill impairment test annually and more frequently when negative conditions or a triggering event arise. In September 2011, the FASB issued amended guidance that simplified how entities test goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform the quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test(s) become optional. As provided for under the amended guidance, the Company chose not to assess the qualitative factors of its reporting units and, instead, performed the quantitative tests.

Franchise Cost

Intangible assets are recorded for the initial franchise fees for our restaurants. The Company amortizes these amounts over a 20 year periods, which is the life of the franchise agreement.

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The Company has provided a valuation allowance for the full amount of the deferred tax assets.

As of December 31, 2012 and 2011 the Company had no accrued interest or penalties relating to any tax obligations. The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception. The last three years of the Company's tax years are subject to federal and state tax examination.

Stock-based Compensation

The compensation cost relating to share-based payment transactions (including the cost of all employee stock options) is required to be recognized in the financial statements. That cost is measured based on the estimated fair value of the equity or liability instruments issued. A wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans are included. The Company’s financial statements would include an expense for all share-based compensation arrangements granted on or after January 1, 2006 and for any such arrangements that are modified, cancelled or repurchased after that date based on the grant-date estimated fair value.

As of December 31, 2012 and 2011, there were no options outstanding. See Note 11 regarding outstanding warrants.

LOSS PER COMMON SHARE

The Company is required to report both basic earnings per share, which is based on the weighted-average number of common shares outstanding, and diluted earnings per share, which is based on the weighted-average number of common shares outstanding plus all potentially dilutive shares outstanding. At December 31, 2012 and 2011, there are no potentially dilutive shares outstanding. Accordingly, no common stock equivalents are included in the loss per share calculations and basic and diluted earnings per share are the same for all periods presented.

FOREIGN CURRENCY TRANSLATION

Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common stockholders’ equity. Foreign currency transaction gains and losses are included in current earnings. Most of our foreign operations use their local currency as the functional currency.

Comprehensive Income

Standards for reporting and displaying comprehensive income and its components (revenues, expenses, gains and losses) in a full set of general-purpose financial statements requires that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. We are required to (a) classify items of other comprehensive income by their nature in financial statements, and (b) display the accumulated balance of other comprehensive income separately in the equity section of the balance sheet for all periods presented.

concentration of credit risk

Cash is maintained at financial institutions, which at times, may exceed the FDIC insurance limit.

RECLASSIFICATIONS

Certain reclassifications have been made in the financial statements at December 31, 2011 and for the periods then ended to conform to the December 31, 2012 presentation. The reclassifications had no effect on net loss.

Recent Accounting Pronouncements

There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective. Each of these pronouncements, as applicable, has been or will be adopted by the Company. At March 28, 2013, none of these pronouncements are expected to have a material effect on the financial position, results of operations or cash flows of the Company.

On July 27, 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The Update simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The amendment allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeded its fair value, an impairment loss was recognized in an amount equal to the difference. The amendments in this Update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company is currently evaluating the impact of this Update, but does not expect the Update to have a material impact on the consolidated financial statements.

On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The standard is intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. The Update requires an entity to present, either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified, from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2012. The Company will adopt this amendment for the March 31, 2013 interim period financial statements.

ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS

Effective October 1, 2011, the Company acquired majority ownership of a management company, a company that owns the HOA franchise rights for the territory of South Africa, and four Hooters restaurants in South Africa. Previously, the Company owned a minority interest in the restaurants and was not in control and these operations were accounted for using the equity method of accounting. New entities were formed for the operations and the Company’s ownership at December 31, 2012 is as follows: KPL 90%, DFLO 82%, TPL 88%, CPL 90%, C&S 100% and DLOG 88%. The restaurant owned by DFLO in Durban opened in January 2010, the restaurant owned by TPL in Johannesburg opened in June 2010, the restaurant owned by CPL in Cape Town opened in June 2011 and the restaurant owned by DLOG opened in February 2012.

The acquisition was accounted for using the purchase method of accounting and, accordingly, the consolidated statements of operations include the results of the South African operations beginning October 1, 2011. The assets acquired and the liabilities assumed were recorded at estimated fair values as determined by the Company’s management based on information currently available and on current assumptions as to future operations. A summary of the estimated fair value of assets acquired and liabilities assumed in the acquisition follows:

Current assets, excluding cash and cash equivalents	$138,801
Property and equipment and intangible assets	1,985,799
Total assets excluding cash and cash equivalents	$2,124,600
Liabilities assumed	953,917
Non-controlling interest	645,436
Prior investment of the Company	320,247
Purchase price (net assets acquired)	$205,000
Cash paid	$205,000

Liabilities assumed includes $547,646 and $593,928 at December 31, 2012 and 2011, respectively in bank debt of the prior entities which the Company has agreed to repay without interest upon completion of its new financing. These amounts are included in other liabilities.

Unaudited pro forma results of operations for the year ended December 31, 2011, as if the Company had acquired majority ownership of the South African Hooters restaurants on January 1, 2011 is as follows. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated, or which may result in the future.

2011

Net revenues	$4,840,914
Net earnings (loss)	$(1,031,135)
Net earnings (loss) per share, basic and diluted	$(0.44)

DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

3. DISCONTINUED OPERATIONS

The Company announced in March 2013 they will close their investment management business. A summary of the activity is presented below.

Assets and liabilities from discontinued operations

The Company had assets and liabilities for the periods ended March 31, 2013 and December 31, 2012, which is presented in our balance sheet, as follows:

	March 31,	December 31,
	2013	2012

Cash	$27,938	$24,471
Due from related parties	61,820	19,864
Assets from discontinued operations	$89,758	$44,335

Accounts payable	$21,234	$14,328
Liabilities from discontinued operations	$21,234	$14,328

Net income (loss) from discontinued operations

The Company had net income (loss) from discontinued operations for the three months ended March 31, 2013 and 2012, which is presented in our statements of operations, as follows:

	2013	2012

Revenues from Chanticleer Investors II, LLC	$61,793	$-
Expenses	52,325	61,863
Net income (loss) from discontinued operations	$9,468	$(61,863)

Chanticleer Investors II - Chanticleer Advisors, LLC (“Advisors”) acts as the managing general partner and receives a management fee based on a percentage of profits. On March 22, 2013, Chanticleer Holdings, Inc. announced its intention to exit the fund management business, which was effectuated May 1, 2013. Advisors resigned as manager of Chanticleer Investors II (“Investors”). Matthew Miller and Joe Koster, two of the current fund managers, ceased to be employed by Advisors and will control a new entity, Boyles Asset Management, LLC (“Boyles”), which will continue management of Investors. Mr. Michael Pruitt resigned as one of the portfolio managers. From this arrangement, the Company will have an ongoing economic benefit from this aspect of the business, while eliminating the losses associated with the fund management business. Chanticleer Advisors has failed to produce profits and has resulted in operating losses since inception.

Chanticleer Investment Partners, LLC - Chanticleer Investment Partners, LLC (“CIPs”) was formed as a wholly owned North Carolina limited liability company on September 20, 2011. CIP was formed to manage separate and customized investment accounts for investors. The Company has registered CIP as a registered investment advisor so that it can market openly to the public. In March 2013 the Company decided to exit this business and on April 26, 2013 CIP’s status as a registered investment advisor was terminated.

INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

4. INVESTMENTS

INVESTMENTS AT FAIR VALUE CONSIST OF THE FOLLOWING AT MARCH 31, 2013 AND DECEMBER 31, 2012.

	2013	2012

Available-for-sale investments at fair value	$33,185	$56,949
Total	$33,185	$56,949

AVAILABLE-FOR-SALE SECURITIES

Activity in our available-for-sale securities may be summarized as follows:

	2013	2012

Cost at beginning and end of periods	$263,331	$263,331
Unrealized loss	(230,146)	(206,382)
Total	$33,185	$56,949

Our available-for-sale securities consist of the following:

		Unrecognized		Realized	Loss
		Holding	Fair	Holding	on
	Cost	Losses	Value	Loss	Sale
March 31, 2013
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(117,600)	8,400	-	-
North American Energy	10,500	(8,700)	1,800	-	-
North American Energy	125,331	(103,846)	21,485	-	-
	$263,331	$(230,146)	$33,185	$-	$-

December 31, 2012
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(111,300)	14,700	-	-
North American Energy	10,500	(7,350)	3,150	-	-
North American Energy	125,331	(87,732)	37,599	-	-
	$263,331	$(206,382)	$56,949	$-	$-

North Carolina Natural Energy, Inc. (“NCNE”)– NCNE is a successor to Remodel Auction Incorporated whose business was discontinued. NCNE has plans to become involved in some form of natural energy. The Company received 100,000,000 shares of NCNE (less than 1% on a fully diluted basis) for management services during 2011. The shares were valued at $1,500 based on NCNE’s valuation as a shell.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade. At March 31, 2013 and December 31, 2012, the stock was $0.012 and $0.02 per share, respectively, and the Company recorded an unrealized loss of $117,600 and $111,300, respectively, based on the Company's determination that the price decline was temporary.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services. The shares were initially valued at $10,500, based on the trading price at the time. At March 31, 2013 and December 31, 2012, the Company recorded an unrealized loss of $8,700 and $7,350, respectively, based on the market value at the time. At December 31, 2011, the shares were valued at $18,000 and the Company recorded unrealized appreciation of $7,500.

During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer. At March 31, 2013 and December 31, 2012, the Company recorded an unrealized loss of $103,846 and $87,732, respectively, based on the market value of the securities.

NAEY appointed a new management team in December 2010 and they are seeking acquisition opportunities for onshore and offshore oil and gas properties. Accordingly, the Company determined that any decline was temporary.

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT MARCH 31, 2013 AND DECEMBER 31, 2012.

	2013	2012

Investments accounted for under the equity method	$1,052,668	$1,066,915
Investments accounted for under the cost method	1,050,000	1,050,000
Total	$2,102,668	$2,116,915

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Activity in investments accounted for using the equity method is summarized as follows:

	Three Months	Year Ended
	Ended March, 31	December 31,
	2013	2012

Balance, beginning of year	$1,066,915	$815,550
Equity in earnings (loss)	(14,247)	(14,803)
New investments	-	409,543
Reclassification of investments	-	(143,375)
Balance, end of period	$1,052,668	$1,066,915

Equity investments consist of the following at March 31, 2013 and December 31, 2012:

2013
Carrying value:
Hoot Campbelltown Pty. Ltd. (49%) - Australia	$541,084
Second Hooters location (49%) - Australia	511,584
$1,052,668

Equity in losses from equity investments during the three months ended March 31, 2013 and 2012 follows:

	2013	2012
Equity in losses:
Hoot Campbelltown (49%)	(14,247)	(10,538)
	$(14,247)	$(10,538)

The summarized financial data below includes the Hoot Campbelltown location in Australia, which we owned 49% of at March 31, 2013:

	Three months ended March 31,
	2013	2012
Revenue	$634,574	$1,108,063
Gross profit	444,896	781,253
Recurring expenses	473,972	706,147
Pre-opening costs	-	96,613
Loss from continuing operations	(29,076)	(21,507)
Net loss	(29,076)	(21,507)

The summarized balance sheets for the two locations in Australia of which we owned 49% at March 31, 2013 and December 31, 2012 follows:

	March 31,	December 31,
	2013	2012
ASSETS
Current assets	$549,967	$604,147
Non-current assets	2,887,581	2,909,276
TOTAL ASSETS	$3,437,548	$3,513,423
LIABILITIES
Current liabilities	$1,013,253	$1,057,911
PARTNER'S EQUITY	2,424,295	2,455,512
TOTAL LIABILITIES AND PARTNERS' EQUITY	$3,437,548	$3,513,423

CHA (Hoot Campbelltown Pty. Ltd and Hoot Surfers Paradise Pty. Ltd.)– CHA entered into a partnership with the current local Hooters franchisee in Australia in which CHA will own 49% and its partner own 51%. The local partner will also manage the restaurants. The first location, Hoot Campbelltown Pty. Ltd. opened in Campbelltown, a suburb of Sydney, in January 2012. A second location in Townsville, is underway with plans to open in the second quarter of 2013.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

A summary of the activity in investments accounted for using the cost method follows.

	March 31,	December 31,
	2013	2012
Investments at cost:
Balance, beginning of year	$1,050,000	$766,598
Impairment	-	(16,598)
New investments	-	300,000
Total	$1,050,000	$1,050,000

Investments at cost consist of the following at March 31, 2013 and December 31, 2012:

	2013	2012

Chanticleer Investors, LLC	$800,000	$800,000
Edison Nation LLC (FKA Bouncing Brain
Productions)	250,000	250,000
	$1,050,000	$1,050,000

Chanticleer Investors LLC - The Company sold 1/2 of its investment in Investors LLC in May 2009, which reduced its ownership from 23% to 11.5%. Accordingly, in May 2009, the Company discontinued accounting for this investment using the equity method and began to account for the investment using the cost method. In December 2010, the Company sold an additional $75,000 of its investment at cost.

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000. Investors LLC’s principal asset was a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock. The original note included interest at 6% and was due May 24, 2009. The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000. Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly). Under the extended note and revised operating agreement, the Company received a management fee of $6,625 quarterly and interest income of $11,500 quarterly until it was repaid in January 2011.

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of HOA and Texas Wings, Inc. ("TW"). Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing. Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which was the Company's share). One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly. In July 2012, the Company acquired an additional interest of $300,000, at cost, from one of the partners for cash, which increased our ownership to approximately 22% of Investors LLC as of December 31, 2012.

Based on the current status of this investment, the Company does not consider the investment to be impaired.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000. We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC). Edison Nation was formed to provide equity capital for new inventions and help bring them to market. The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products. This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties. Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business. Edison Nation plans to repay the majority of its debt in 2013 and expects to subsequently begin making distributions to its owners. Based on the current status of this investment, the Company does not consider the investment to be impaired.

4.	INVESTMENTS

INVESTMENTS AT FAIR VALUE CONSIST OF THE FOLLOWING AT DECEMBER 31, 2012 AND 2011.

	2012	2011

Available-for-sale investments at fair value	$56,949	$318,353
Total	$56,949	$318,353

AVAILABLE-FOR-SALE SECURITIES

Activity in our available-for-sale securities may be summarized as follows:

	2012	2011

Cost at beginning of year	$263,331	$284,473
Contributed to the Company by it's CEO	-	125,331
Received as management fees	-	1,500
Other than temporary loss in available-for-sale securities	-	(147,973)
Cost at end of year	263,331	263,331
Unrealized gain (loss)	(206,382)	55,022
Total	$56,949	$318,353

Our available-for-sale securities consist of the following:

	Cost	Unrecognized Holding Gains (Losses)	Fair Value	Realized Holding Loss	Loss on Sale
December 31, 2012
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(111,300)	14,700	-	-
North American Energy	10,500	(7,350)	3,150	-	-
North American Energy	125,331	(87,732)	37,599	-	-
	$263,331	$(206,382)	$56,949	$-	$-

December 31, 2011
Remodel Auction	$-	$-	$-	$(900)	$-
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(42,000)	84,000	-	-
North American Energy	10,500	7,500	18,000	-	-
North American Energy	125,331	89,522	214,853	-	-
Efftec International, Inc.	-	-	-	(22,500)	-
HiTech Stages	-	-	-	(124,573)	-
	$263,331	$55,022	$318,353	$(147,973)	$-

North Carolina Natural Energy, Inc. (“NCNE”)– NCNE is a successor to REMC whose business was discontinued. NCNE has plans to become involved in some form of natural energy. The Company received 100,000,000 shares of NCNE (less than 1% on a fully diluted basis) for management services during 2011. The shares were valued at $1,500 based on NCNE’s valuation as a shell.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade. At December 31, 2012 and 2011, the stock was $0.02 and $0.12 per share and the Company recorded an unrealized loss of $111,300 and $42,000, respectively, based on the Company's determination that the price decline was temporary.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services. The shares were initially valued at $10,500, based on the trading price at the time. At December 31, 2012, the Company recorded an unrealized loss of $7,350 based on the market value. At December 31, 2011, the shares were valued at $18,000 and the Company recorded unrealized appreciation of $7,500.

During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer. At December 31, 2012, the Company recorded an unrealized loss of $87,732 based on a market value of $37,599. At December 31, 2011, the Company recorded unrealized appreciation of $89,522 based on a market value of $214,853.

NAEY appointed a new management team in December 2010 and they are seeking acquisition opportunities for onshore and offshore oil and gas properties. Accordingly, the Company determined that any decline was temporary.

Remodel Auction Incorporated (“REMC”) – During 2009, the Company acquired 334 shares of REMC for management services with an initial cost of $275,000 which has now been fully impaired.

EffTec International, Inc. - Effective April 1, 2010, the Company's CEO became a director and the CEO of EffTec International, Inc. The Company received 150,000 shares of EffTec and an option to acquire an additional 150,000 shares at $0.15 per share in exchange for the management services to be provided. The shares were valued at $22,500 based on the trading price of EffTec at the date of the transaction. At September 30, 2011, the market value of the Efftec stock dropped to less than $0.01 per share and the Company determined the reduction was other than temporary and impaired its investment to zero.

HiTech Stages, Ltd.(“HiTech”)– The Company originally acquired 275,000 shares of HiTech in exchange for 150,450 shares of DineOut during the June 2010 quarter. HiTech was unable to raise sufficient capital to fund its business plan and the stock price dropped to near zero at September 30, 2011. The Company determined the decline was other than temporary and fully impaired its investment on September 30, 2011.

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT DECEMBER 31, 2012 AND 2011.

	2012	2011

Investments accounted for under the equity method	$1,066,915	$815,550
Investments accounted for under the cost method	1,050,000	766,598
Total	$2,116,915	$1,582,148

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Activity in investments accounted for using the equity method is summarized as follows.

	2012	2011

Balance, beginning of year	$815,550	$87,200
Equity in earnings (loss)	(14,803)	(76,113)
New investments	409,543	812,604
Reclassification of investments	(143,375)	-
Distributions received	-	(8,141)
Balance, end of year	$1,066,915	$815,550

Equity investments consist of the following at December 31, 2012 and December 31, 2011:

	2012	2011
Carrying value:
Hoot SA I, II, III - South Africa	$-	$143,274
Hoot Campbelltown Pty. Ltd. (49%) - Australia	555,331	570,134
Second Hooters location (49%) - Australia	511,584	102,041
Brazil	-	101
	$1,066,915	$815,550

Equity in earnings (loss) and distributions from equity investments during the years ended December 31, 2012 and 2011 follows. The activity from the South African restaurants is through September 30, 2011 at which time the Company acquired majority ownership and began consolidating these operations.

	2012	2011
Equity in earnings (loss):
Hoot S.A. I, II, III	-	(9,256)
Hoot Campbelltown (49%)	(14,803)	(66,857)
	$(14,803)	$(76,113)
Distributions:
Hoot S.A. I, LLC (20%)	-	6,248
Hoot S.A. II, LLC (20%)	-	1,893
	$-	$8,141

The Company acquired majority ownership of the South African restaurants effective September 30, 2011, accordingly, the amounts in 2011 are for only nine months. In addition, the restaurant at the Hoot Campbelltown location incurred a loss for certain pre-opening expenses before it opened in January 2012, our share of which is included above.

	2012	2011

Revenue	$3,348,928	$3,364,265
Gross profit	2,381,245	2,122,073
Income (loss) from continuing operations	(30,208)	131,949
Net income (loss)	(30,208)	131,949

The summarized balance sheets for the two locations in Australia of which we owned 49% at December 31, 2012 and December 31, 2011 follows:

	2012	2011
ASSETS
Current assets	$604,147	$58,975
Non-current assets	2,909,276	1,646,508
TOTAL ASSETS	$3,513,423	$1,705,483
LIABILITIES
Current liabilities	$1,057,911	$76,035
PARTNER'S EQUITY	2,455,512	1,629,448
TOTAL LIABILITIES AND PARTNERS' EQUITY	$3,513,423	$1,705,483

Hooters S.A., GP - The Company formed CHL to own the Company's 50% general partner interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa. The initial restaurant opened in December 2009 in Durban, South Africa and operations commenced in January 2010. In the initial restaurant CHL had a 10% interest in restaurant cash flows until the limited partners receive payout and a 40% interest in restaurant cash flows after limited partner payout. The second location opened in Johannesburg in June 2010 and a third location opened in Cape Town in June of 2011 with similar structures. Effective September 30, 2011, the Company acquired majority control of the South African operations and began consolidating its operations on October 1, 2011. The fourth location opened in February 2012 in Emperor’s Palace Casino in Johannesburg with a similar structure.

CHA (Hoot Campbelltown Pty. Ltd and Hoot Surfers Paradise Pty. Ltd.)– CHA entered into a partnership with the current local Hooters franchisee in Australia in which CHA will own 49% and its partner own 51%. The local partner will also manage the restaurants. The first location, Hoot Campbelltown Pty. Ltd. opened in Campbelltown, a suburb of Sydney, in January 2012. A second location is in the planning stages and we expect it to open in the second quarter of 2013.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

A summary of the activity in investments accounted for using the cost method follows.

	2012	2011
Investments at cost:
Balance, beginning of year	$766,598	$766,598
Impairment	(16,598)	-
New investments	300,000	-
Total	$1,050,000	$766,598

Investments at cost consist of the following at December 31, 2012 and 2011:

	2012	2011

Chanticleer Investors, LLC	$800,000	$500,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
Chanticleer Investors II	-	16,598
	$1,050,000	$766,598

Chanticleer Investors LLC - The Company sold 1/2 of its investment in Investors LLC in May 2009, which reduced its ownership from 23% to 11.5%. Accordingly, in May 2009, the Company discontinued accounting for this investment using the equity method and began to account for the investment using the cost method. In December 2010, the Company sold an additional $75,000 of its investment at cost.

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000. Investors LLC’s principal asset was a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock. The original note included interest at 6% and was due May 24, 2009. The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000. Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly). Under the extended note and revised operating agreement, the Company received a management fee of $6,625 quarterly and interest income of $11,500 quarterly until it was repaid in January 2011

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of HOA and Texas Wings, Inc. ("TW"). Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing. Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which was the Company's share). One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly. In July 2012, the Company acquired an additional interest of $300,000, at cost, from one of the partners for cash, which increased our ownership to approximately 22% of Investors LLC as of December 31, 2012.

Based on the current status of this investment, the Company does not consider the investment to be impaired.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000. We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC). Edison Nation was formed to provide equity capital for new inventions and help bring them to market. The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products. This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties. Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business. Edison Nation plans to repay the majority of its debt in 2013 and expects to subsequently begin making distributions to its owners. Based on the current status of this investment, the Company does not consider the investment to be impaired.

Chanticleer Investors II - The Company paid $16,598 in professional services to form this partnership. Chanticleer Advisors, LLC acts as the managing general partner and receives a management fee based on a percentage of profits. In 2012 the Company wrote off the $16,598 of expenses (the Company announced its intention to exit this business on March 22, 2013, see Note 16, Subsequent Events for further details).

PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following at March 31, 2013 and December 31, 2012:

	2013	2012

Office and computer equipment	$35,076	$35,076
Furniture and fixtures	47,686	47,686
Restaurant furnishings and equipment	2,850,599	2,826,760
	2,933,361	2,909,522
Accumulated depreciation	(706,424)	(593,376)
	$2,226,937	$2,316,146

Restaurant furnishings and equipment consists of leasehold improvements, and bar, kitchen and restaurant equipment used in our five locations opened as of March 31, 2013. Depreciation expense was $109,091 and $76,265 for the three months ended March 31, 2013 and 2012, respectively, including $13,289 and $8,243 for capital lease assets. Restaurant furnishings and equipment includes capital lease assets from three of our South African restaurants of $141,413 with a net book value of $82,941 and $96,230 at March 31, 2013 and December 31, 2012, respectively.

5.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2012 and 2011:

	2012	2011

Office and computer equipment	$35,076	$32,179
Furniture and fixtures	47,686	67,794
Construction in progress	-	217,001
Restaurant furnishings and equipment	2,826,760	1,437,729
	2,909,522	1,754,703
Accumulated depreciation	(593,376)	(249,644)
	$2,316,146	$1,505,059

Construction in progress consists of costs incurred as of December 31, 2011 for our Emperor’s Palace location in Johannesburg, South Africa, which opened in February 2012. Restaurant furnishings and equipment consists of leasehold improvements, and bar, kitchen and restaurant equipment used in our five locations opened as of December 31, 2012. Depreciation expense was $364,645 and $74,238 for the years ended December 31, 2012, and December 31, 2011, respectively, including $35,314 and $9,869 for capital lease assets. Restaurant furnishings and equipment includes capital lease assets from three of our South African restaurants of $141,413 with a net book value of $96,230 and $131,544 at December 31, 2012 and December 31, 2011, respectively.

INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

6. INTANGIBLE ASSETS, NET

GOODWILL

Goodwill arose from the excess paid over the fair value of the net assets acquired for the three operating restaurants effective October 1, 2011 and amounts to $396,487. An evaluation was completed effective December 31, 2012 at which time the Company determined that no impairment was necessary.

FRANCHISE COST

Franchise cost for the Company’s Hooters restaurants consists of the following at March 31, 2013 and December 31, 2012. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

	2013	2012

Franchise cost:
South Africa	$433,888	$358,888
Brazil *	135,000	135,000
Hungary	104,684	104,684
	673,572	598,572
Accumulated amortization	(43,873)	(38,740)
Intangible assets, net	$629,699	$559,832

Three months ended March 31, 2013 and March 31, 2012:

Amortization expense	$5,133	$3,759

Amortization for franchise costs are as follows:

March 31,	Amount
2013	$23,179
2014	23,179
2015	23,179
2016	23,179
2017	23,179
Thereafter	303,804
Totals	$419,699

* The Brazil franchise cost and $75,000 of the South Africa franchise cost are not being amortized until we open the restaurants.

6.	INTANGIBLE ASSET, NET

GOODWILL

Goodwill arose from the excess paid over the fair value of the net assets acquired for the three operating restaurants effective October 1, 2011 and amounts to $396,487. An evaluation was completed effective December 31, 2012 at which time the Company determined that no impairment was necessary.

FRANCHISE COST

Franchise cost for the Company’s Hooters restaurants consists of the following at December 31, 2012 and December 31, 2011. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

	2012	2011

Franchise cost:
South Africa	$358,888	$346,140
Brazil *	135,000	-
Hungary	104,684	-
	598,572	346,140
Accumulated amortization	(38,740)	(21,056)
Intangible assets, net	$559,832	$325,084

Years ended December 31, 2012 and 2011:

Amortization expense	$18,809	$5,304

Amortization for franchise costs are as follows:

December 31,	Amount
2013	$23,179
2014	23,179
2015	23,179
2016	23,179
2017	23,179
Thereafter	308,937
Totals	$424,832

   * The Brazil franchise cost is not being amortized until we open a restaurant.

LONG-TERM DEBT AND NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. LONG-TERM DEBT AND NOTES PAYABLE

Long-term debt and notes payable are summarized as follows.

	March 31,	December 31,
	2013	2012

Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	234,121	236,110

Notes payable and current portion of long-term debt	$234,121	$236,110

On April 11, 2013, the Company and Paragon Commercial Bank (“Paragon”) entered into a credit agreement (the “Credit Agreement”). The Credit Agreement provides for an additional $500,000 revolving credit facility with a one (1) year term from the Closing Date. This increases the Company’s obligation to Paragon to a total of approximately $734,000, which includes a prior note payable’s current outstanding balance of approximately $234,000. The Credit Agreement is available to be drawn at the Company’s discretion to finance investments in new business ventures and for the Company’s general corporate working capital requirements in the ordinary course of business. The note payable matures on August 10, 2013, whereas the new credit facility expires on April 10, 2014.

Borrowings under the Credit Agreement bear monthly interest at the greater of: (i) floor rate of 5.00% or (ii) the Wall Street Journal’s prime plus rate (currently 3.25%) plus 1.00%. All unpaid principal and interest are due one (1) year after the Closing Date. Any borrowings are secured by a lien on all of the Company’s assets. The obligations under the Credit Agreement are guaranteed by Mike Pruitt, the Company’s Chief Executive Officer.

7.	LONG-TERM DEBT AND NOTES PAYABLE

Long-term debt and notes payable are summarized as follows.

	December 31, 2012	December 31, 2011

$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012; collateralized by a certificate of deposit owned by a shareholder; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt. Line was paid off after the June 2012 offering.	$-	$1,165,000

Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	236,110	242,964

18% convertible notes payable; interest payable quarterly; due on the six-month anniversary of the date issued; convertible under the same terms as the subsequent capital raised in connection with a public offering of the Company's securities	-	1,625,000

	236,110	3,032,964
Notes payable and current portion of long-term debt	236,110	2,796,855
Long-term debt, less current portion	$-	$236,109

The Company pays the shareholder whose certificate of deposit is used as collateral on the $2,000,000 line of credit 1% of the outstanding balance on the line of credit monthly. In addition, the Company issued warrants to the shareholder, as described in Note 11.

During the three months ended March 31, 2011, the Company issued convertible notes payable with a total principal balance of $25,000 in exchange for an amount due a related party of $25,000. The convertible notes included interest at 10% per annum, which was payable quarterly beginning on April 1, 2010 until maturity on January 4, 2012. The convertible notes were convertible into our common stock at the rate of $3.50 per share. Convertible notes with a face value of $711,500 and accrued interest of $19,588 were converted into 206,143 shares of our common stock on March 30, 2011.

OTHER LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Bank Overdraft and Term Facilities [Text Block]

8. OTHER LIABILITIES

Other liabilities, which consist of bank overdraft and term facilities at March 31, 2013 and December 31, 2012 are associated with the South African Operations and consist of the following:

	March 31,	December 31,
	2013	2012

Bank overdraft facilities (1)	$188,442	$254,251

Term facility (2)	-	112,950

Term facility (3)	169,317	180,445
	357,759	547,646
Other current liabilities	235,902	361,586
Other liabilities	$121,857	$186,060

(1)	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of March 31, 2013 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,529, and a $56,529 gain on settlement of debt was recognized in the first quarter of 2013.
(2)	Term facility is payable on demand and the facility is secured by certain assets of one of the Company’s shareholders. After ongoing negotiations between the bank and the Company, on January 31, 2013, $98,579 was paid in full satisfaction of the facility, resulting in a gain on settlement of debt of $14,371 which was recognized in the first quarter of 2013.
(3)	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through March 2013. The interest rate at March 31, 2013 is 10.3%.

8.	Bank Overdraft and Term Facilities

Bank overdraft and term facilities at December 31, 2012 and December 31, 2011 are associated with the South African Operations and consist of the following:

	December 31, 2012	December 31, 2011

Bank overdraft facilities (1)	$254,251	$255,607

Term facility (2)	112,950	112,950

Term facility (3)	180,445	225,371
	547,646	593,928
Other current liabilities	361,586	330,607
Other liabilities	$186,060	$263,321

(1)	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of December 31, 2012 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,528, and a $56,528 gain on settlement of debt will be recognized in the first quarter of 2013.
(2)	Term facility is payable on demand and the facility is secured by certain assets of one of the Company’s shareholders. After ongoing negotiations between the bank and the Company, on January 31, 2013, $98,579 was paid in full satisfaction of the facility, resulting in a gain on settlement of debt of $14,371 which will be recognized in the first quarter of 2013.
(3)	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through December 2012. The interest rate at December 31, 2012 is 10.3%.

CAPITAL LEASE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital Lease Obligations [Text Block]

9. capital lease payable

Capital leases payable at March 31, 2013 and December 31, 2012 is associated with the South African Operations and consists of the following.

	March 31,	December 31,
	2013	2012

Capital lease payable, due in 49 monthly installments of $1,081, including interest at 10%, through April 2016	$36,150	$38,548

Capital lease payable, due in 32 monthly insallments of $800 including interest at 10%, through November 2014	15,123	17,183

Capital lease payable, due in 14 monthly installments of $1,470, including interest at 10%, through May 2013	2,993	7,389

Capital lease payable, due in 36 monthly installments of $1,022, including interest at 10%, through February 2015	22,817	25,363
Total capital leases payable	77,083	88,483
Current maturities	32,815	27,965
Capital leases payable, less current maturities	$44,268	$60,518

The capital leases cover point of sale and other equipment for three of the South African restaurants. Annual requirements for capital lease obligations are as follows:

March 31,	Amount
2013	$38,918
2014	32,592
2015	13,366
2016	2,228
Total minimum lease payments	87,104
Less: amount representing interest	(10,021)
Present Value of Net Minimum Lease Payments	$77,083

9.	Capital Leases Payable

Capital leases payable at December 31, 2012 and 2011 is associated with the South African operations and consists of the following:

	December 31,	December 31,
	2012	2011

Capital lease payable, due in 49 monthly installments of $1,081, including interest at 10%, through April 2016	$38,548	$46,149

Capital lease payable, due in 32 monthly insallments of $800 including interest at 10%, through November 2014	17,183	24,186

Capital lease payable, due in 14 monthly installments of $1,470, including interest at 10%, through May 2013	7,389	23,211

Capital lease payable, due in 36 monthly installments of $1,022, including interest at 10%, through February 2015	25,363	33,897
Total capital leases payable	88,483	127,443
Current maturities	27,965	41,590
Capital leases payable, less current maturities	$60,518	$85,853

The capital leases cover point of sale and other equipment for three of the South African restaurants. Annual requirements for capital lease obligations are as follows:

December 31,	Amount
2013	$43,502
2014	35,063
2015	16,526
2016	5,569
Total minimum lease payments	100,660
Less: amount representing interest	(12,140)
Present Value of Net Minimum Lease Payments	$88,520

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.	INCOME TAXES

The income tax provision (benefit) consists of the following:

	2012	2011

Foreign
Current	$19,205	$-
Deferred	(170,962)	(103,300)
U.S. Federal
Current	-	-
Deferred	(791,395)	(299,558)
State and local
Current	-	-
Deferred	(93,105)	(35,242)
Change in valuation allowance	1,055,462	438,100
Income tax provision (benefit)	$19,205	$-

The provision (benefit) for income tax using the statutory U.S. federal tax rate is reconciled to the Company’s effective tax rate as follows:

	2012	2011

Loss before income taxes:
United States	$2,346,516	$890,941
Foreign	800,844	271,773
	$3,147,360	$1,162,714
Computed "expected" income tax expense (benefit)	$(1,070,100)	$(395,300)
State income taxes, net of federal benefit	(93,861)	(46,500)
Foreign rate differential	74,106	-
Travel, entertainment and other	53,660	3,700
Change in valuation allowance	1,055,400	438,100
Income tax expense (benefit)	$19,205	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Major components of deferred tax assets and liabilities at December 31, 2012 and 2011 were:

	2012	2011

Net operating loss carryforwards	$2,538,400	$1,660,200
Capital loss carryforwards	630,100	630,100
Investments	(80,400)	(86,700)
Foreign operations	274,236	103,300
Total deferred tax assets	3,362,336	2,306,900
Valuation allowance	(3,362,336)	(2,306,900)
Net deferred tax assets	$-	$-

As of December 31, 2012 and 2011, the Company has U.S. federal and state net operating loss carryovers of approximately $6,680,000 and $4,369,000, respectively, which will expire at various dates beginning in 2024 through 2031, if not utilized. As of December 31, 2012 and 2011, the Company has foreign net operating loss carryovers of $1,073,000 and $272,000, respectively. These net operating loss carryovers can be carried indefinitely as long as the Company is trading. The Company has a capital loss carryforward of $1,658,000 which expires between 2015 and 2016 if not utilized. In accordance with Section 382 of the Internal Revenue code, deductibility of the Company’s U.S. net operating loss carryovers may be subject to an annual limitation in the event of a change of control as defined under the Section 382 regulations.

In assessing the realization of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2012 and December 31, 2011, the change in valuation allowance was approximately $1,055,462 and $438,100.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between two positions taken or expected to be taken in a tax return and the benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits”. A liability is recognized for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing-authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

As of December 31, 2012 and December 31, 2011, no liability for unrecognized tax benefits was required to be reported.

Interest costs related to unrecognized tax benefits are required to be calculated, if applicable, and would be classified as “interest expense, net” in the two statement of operations. Penalties would be recognized as a component of “general and administrative expenses”. As of December 31, 2012 and December 31, 2011, no interest or penalties were required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.

STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Stockholders’ Equity

The Company has 20,000,000 shares of its $0.0001 par value common stock authorized at both March 31, 2013 and December 31, 2012, and 3,698,896 shares issued and 3,698,896 shares outstanding at both March 31, 2013 and December 31, 2012. There are no options outstanding.

Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.

2012 Transactions

On May 8, 2012, the Company issued 5,000 shares of its common stock in exchange for services to be performed over a six month period and valued at $32,400.

EQUITY RAISE

The Company filed a Form S-1 Registration Statement under the Securities Act of 1933 which was declared effective on June 21, 2012. The Company issued 2,444,450 units at $4.50 per unit, consisting of one share of Common Stock and one five year redeemable warrant (redeemable at the Company’s option) exercisable at $5.00 per share for an issuance value of $11 million (net $7.2 million). The issuance of shares included shares issued upon the conversion of notes payable and accrued interest of approximately $1.9 million and shares issued for the purchase of a percentage of the Hoot SA non-controlling interest of approximately $1.0 million.

During August 2012, treasury stock shares of 256,615 were cancelled and returned to the Company.

11.	Stockholders’ Equity

The Company has 20,000,000 and 200,000,000 shares of its $0.0001 par value common stock authorized at December 31, 2012 and 2011, respectively and 3,698,896 and 1,506,061 shares issued and 3,698,896 and 1,249,446 shares outstanding at December 31, 2012 and 2011, respectively. There are no options outstanding.

Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.

2012 Transactions

On May 8, 2012, the Company issued 5,000 shares of its common stock in exchange for services to be performed over a six month period and valued at $32,400.

EQUITY RAISE

The Company filed a Form S-1 Registration Statement under the Securities Act of 1933 which was declared effective on June 21, 2012. The Company issued 2,444,450 units at $4.50 per unit, consisting of one share of Common Stock and one five year redeemable warrant (redeemable at the Company’s option) exercisable at $5.00 per share for an issuance value of $11 million (net $7.2 million). The issuance of shares included shares issued upon the conversion of notes payable and accrued interest of approximately $1.9 million and shares issued for the purchase of a percentage of the Hoot SA non-controlling interest of approximately $1.0 million.

During August 2012, treasury stock shares of 256,615 were cancelled and returned to the Company.

2011 Transactions

On March 30, 2011, the Company issued 206,143 shares of its common stock in exchange for convertible notes payable with a balance of $711,500 and accrued interest of $19,588.

On July 28, 2011, the Company issued 5,000 shares of its common stock in exchange for consulting services valued at $21,500.

On September 23, 2011, the Company issued 7,500 shares of its common stock in exchange for consulting services to be performed valued at $44,850.

On September 23, 2011, the Company issued 1,375 shares of its common stock in exchange for services performed and valued at $8,223.

On October 19, 2011, the Company issued 84 shares of its common stock in exchange for cash in the amount of $500.

Warrants

On January 6, 2011, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933. The Registration Statement was declared effective on July 14, 2011 and registers one Class A Warrant and one Class B Warrant for each common share of the Company issued and outstanding. The warrants have a subscription price of $0.04 which entitles our shareholders to acquire one Class A Warrant which would entitle the holder to acquire one share of our common stock for $5.50 and one Class B Warrant which would entitle the holder to acquire one share of our common stock for $7.00. The warrants have a five year life. At December 31, 2011, the Company had issued 1,097,254 Class A and Class B warrants. Proceeds from the offering are summarized as follows.

Proceeds from sales of Class A and Class B warrants	$87,780
Legal and professional fees incurred for offering	(67,172)
$20,608

On August 10, 2011, the Company issued two warrants to the shareholder who collateralized the Company's $2,000,000 line of credit discussed in Note 7. The Class A Warrant is for 100,000 shares exercisable at $5.50 per share for 10 years and the Class B Warrant is for 112,500 shares exercisable at $7.00 per share for 10 years. The warrants were valued using Black-Scholes. This amount will be amortized to interest expense over the guarantee period.

On March 28, 2012, the Company issued 125,000 and 25,000 five year warrants at $6.50 and $8.00, respectively for consulting services related to the Company’s expansion into Europe. The warrants were valued using Black-Scholes. This amount will be amortized to consulting fees (in G&A on consolidated statements of operations) over the service period.

On June 21, 2012, the Company issued 2,444,450 five-year redeemable warrants as noted above in the “Equity Raise” section.

Warrant amortization is summarized as follows at December 31, 2012 and 2011 and for the years then ended:

	2012	2011

Added to additional paid-in capital	$169,200	$35,247
	$169,200	$35,247

Interest expense	90,636	35,247
Consulting expense	78,564	-
	$169,200	$35,247

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

11. RELATED PARTY TRANSACTIONS

Due to related parties

The Company has received non-interest bearing loans and advances from related parties. The amounts owed by the Company as of March 31, 2013 and December 31, 2012 are as follows:

	2013	2012

Hoot SA I, LLC	$12,191	$12,191
Chanticleer Investors, LLC	1,542	1,542
	$13,733	$13,733

Due from related parties

The Company has earned income from and made advances to related parties. The amounts owed to the Company at March 31, 2013 and December 31, 2012 is as follows:

	2013	2012

Chanticleer Dividend Fund, Inc.	$69,281	$74,281
Hoot SA II, III, IV LLC	44,467	43,618
	$113,748	$117,899

Chanticleer Investors LLC

Investors LLC collected its note receivable and reinvested $3,550,000 in HOA LLC (See Note 4). There was no management income from Investors LLC in the three months ended March 31, 2013 or 2012.

Chanticleer Investors II LLC

The Company manages Investors II and earned management income of $61,743 and $0 in the three months ended March 31, 2013 and 2012, respectively.

Chanticleer Dividend Fund, Inc. ("CDF")

On November 10, 2010 the Company formed CDF under the general corporation laws of the State of Maryland. CDF filed a registration statement under Form N-2 to register as a non-diversified, closed-end investment company in January 2011. The Company, through Advisors, will have a role in management of CDF when its registration statement becomes effective. CDF continues to look for opportunities to use the entity, including for growth capital in the restaurant industry.

Hoot SA, LLC; Hoot SA II, LLC; Hoot SA III, LLC and Hoot SA IV, LLC

The Hoot partnerships were formed to help finance the first four Hooters restaurants in South Africa.

North American Energy Resources, Inc. ("NAEY")

The Company's CEO became CEO and a director of NAEY during 2010 and the Company received 150,000 common shares for management services. The shares were valued at $10,500, based on the trading price of NAEY at the time. The Company's CEO resigned as CEO of NAEY in December 2010 and remains a director. During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer.

Avenel Financial Group, Inc.

Avenel Financial Group, Inc. is a company owned by Mr. Pruitt. Advances previously made to the Company were repaid during 2011. Avenel Financial Group, Inc. invested as a limited partner in the South African Hooters locations. Avenel Financial Group, Inc. invested $14,000, $12,500, and $25,000 in the Durban, Johannesburg, and Cape Town locations, respectively, and is entitled to receive approximately 2.0%, 1.5%, and 2.9%, respectively, of the net profits after taxation (“SA Profits”) of each of the locations until payout. As of March 31, 2013, Avenel Financial Group, Inc. has received an aggregate of $6,441 in SA Profits and $49,816 in return of investment under the same terms as the other limited partners.

12.	RELATED PARTY TRANSACTIONS

Due to related parties

The Company has received non-interest bearing loans and advances from related parties. The amounts owed by the Company as of December 31, 2012 and 2011 are as follows:

	2012	2011

Hoot SA I, LLC	$12,191	$15,409
Chanticleer Foundation, Inc.	-	10,750
Chanticleer Investors, LLC	1,542	4,045
	$13,733	$30,204

Due from related parties

The Company has earned income from and made advances to related parties. The amounts owed to the Company at December 31, 2012 and 2011 is as follows:

	2012	2011

Chanticleer Investors II, LLC	$19,864	$1,485
Chanticleer Dividend Fund, Inc.	74,281	74,281
Hoot SA II, III, IV LLC	43,618	825
	$137,763	$76,591

Management income from affiliates

The Company had management income from its affiliates in 2012 and 2011, as follows:

	2012	2011

Chanticleer Investors II, LLC	$30,743	$1,485
North American Energy Resources, Inc.	-	1,750
	$30,743	$3,235

Chanticleer Investors LLC

Investors LLC collected its note receivable and reinvested $3,550,000 in HOA LLC (See Note 4). There was no management income from Investors LLC in 2011 or 2012.

Chanticleer Investors II LLC

The Company manages Investors II and earned management income of $30,743 and $1,485 in 2012 and 2011, respectively.

Chanticleer Dividend Fund, Inc. ("CDF")

On November 10, 2010 the Company formed CDF under the general corporation laws of the State of Maryland. CDF filed a registration statement under Form N-2 to register as a non-diversified, closed-end investment company in January 2011. The Company, through Advisors, will have a role in management of CDF when its registration statement becomes effective. CDF continues to look for opportunities to use the entity, including for growth capital in the restaurant industry.

Hoot SA, LLC; Hoot SA II, LLC; Hoot SA III, LLC and Hoot SA IV, LLC

The Hoot partnerships were formed to help finance the first four Hooters restaurants in South Africa.

Efftec International, Inc. ("Efftec")

The Company's CEO became CEO and the sole director of Efftec during 2010 and the Company received 150,000 common shares and an option to acquire 150,000 shares for management services. The shares and option were initially valued at $22,500, based on the trading price of Efftec at the time.

North American Energy Resources, Inc. ("NAEY")

The Company's CEO became CEO and a director of NAEY during 2010 and the Company received 150,000 common shares for management services. The shares were valued at $10,500, based on the trading price of NAEY at the time. The Company's CEO resigned as CEO of NAEY in December 2010 and remains a director. During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer.

Chanticleer Foundation, Inc.

Chanticleer Foundation, Inc. is a Donor-Advised Fund whose governing body consists of Mr. Pruitt, a director of the Company and an employee of the Company. The Foundation loaned the Company $10,750 during 2011.

Avenel Financial Group, Inc.

Avenel Financial Group, Inc. is a company owned by Mr. Pruitt. Advances previously made to the Company were repaid during 2011. Avenel Financial Group, Inc. invested as a limited partner in the South African Hooters locations. Avenel Financial Group, Inc. invested $14,000, $12,500, and $25,000 in the Durban, Johannesburg, and Cape Town locations, respectively, and is entitled to receive approximately 2.0%, 1.5%, and 2.9%, respectively, of the net profits after taxation (“SA Profits”) of each of the locations until payout. As of December 31, 2012, Avenel Financial Group, Inc. has received an aggregate of $6,441 in SA Profits and $49,816 in return of investment under the same terms as the other limited partners.

SEGMENTS OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

12. SEGMENTS OF BUSINESS

The Company is organized into two segments.

Management and consulting services ("Management")

The Company provides management and consulting services for small companies which are generally seeking to become publicly traded. The Company also provides management and investment services for Investors LLC, Investors II and other unaffiliated companies. On March 22, 2013, Chanticleer Holdings, Inc. announced its intention to exit the fund management business. Chanticleer Advisors, LLC (“Advisors”) resigned as manager of Chanticleer Investors II (“Investors”), effective May 1, 2013. Matthew Miller and Joe Koster, two of the current fund managers, ceased to be employed by Advisors and will control a new entity, Boyles Asset Management, LLC (“Boyles”), which will continue management of Investors,. Mr. Michael Pruitt resigned as one of the portfolio managers. From this arrangement, the Company will have an ongoing economic benefit from this aspect of the business, while eliminating the losses associated with the fund management business. Chanticleer Advisors has failed to produce profits and has produced operating losses since inception. Also based on the exit from the fund management business, on April 26, 2013 the Company’s subsidiary Chanticleer Investment Partners’ status as an investment advisor was terminated.

Operation of restaurants ("Restaurants")

At March 31, 2013, the Company has majority ownership of four restaurants and a management company in South Africa and one restaurant in Hungary which opened in August 2012. In South Africa, the fourth restaurant opened in February 2012. At March 31, 2013, the Company has 49% ownership of two restaurants in Australia, one of which opened in January 2012 and the second is under construction and expected to open in the second quarter of 2013. The operations in Australia will be accounted for using the equity method. The Company has also begun activity in Brazil and Europe, but has not finalized any arrangement.

Financial information regarding the Company's segments is as follows for the three months ended March 31, 2013 and 2012.

Three months ended March 31, 2013

	Management	Restaurants	Total

Revenues	$25,000	$1,642,122	$1,667,122

Interest expense	$26,222	$10,721	$36,943

Depreciation and amortization	$2,190	$112,034	$114,224

Loss from continuing operations	$(621,849)	$(149,793)	$(771,642)
Income from discontinued operations			9,468
Non-controlling interest			24,331
Net loss			$(737,843)

Assets	$1,143,885	$4,466,740	$5,610,625
Non-restaurant investments			1,083,185
			$6,693,810

Liabilities	$457,231	$1,431,232	$1,888,463

Expenditures for non-current assets	$-	$23,839	$23,839

Three months ended March 31, 2012

	Management	Restaurants	Total

Revenues	$25,000	$1,387,495	$1,412,495

Interest expense	$171,352	$13,758	$185,110

Depreciation and amortization	$2,190	$77,834	$80,024

Loss from continuing operations	$(494,774)	$(209,666)	$(704,440)
Loss from discontinued operations			(61,863)
Non-controlling interest			62,518
Net loss			$(703,785)

Assets	$1,887,587	$2,580,139	$4,467,726
Non-restaurant investments			962,735
			$5,430,461

Liabilities	$4,581,483	$1,120,350	$5,701,833

Expenditures for non-current assets	$-	$316,683	$316,683

13.	SEGMENTS OF BUSINESS

The Company is organized into two segments as of the end of 2012 and 2011.

Management and consulting services ("Management")

The Company provides management and consulting services for small companies which are generally seeking to become publicly traded. The Company also provides management and investment services for Investors LLC, Investors II and other unaffiliated companies.

Operation of restaurants ("Restaurants")

At December 31, 2012, the Company has majority ownership of four restaurants and a management company in South Africa and one restaurant in Hungary which opened in August 2012. In South Africa, three of the restaurants and the management company were operating at December 31, 2011 and the fourth restaurant opened in February 2012. Majority ownership was acquired effective September 30, 2011 and these operations are consolidated with the Company’s other operations since that date. At December 31, 2012, the Company has 49% ownership of two restaurants in Australia, one of which opened in January 2012 and the second is under construction and expected to open in the second quarter of 2013. The operations in Australia will be accounted for using the equity method. The Company has also begun activity in Brazil and Europe, but has not finalized any arrangement.

Financial information regarding the Company's segments is as follows for 2012 and 2011.

Year ended December 31, 2012

	Management	Restaurants	Total

Revenues	$130,743	$6,752,323	$6,883,066

Interest expense	$421,587	$53,339	$474,926

Depreciation and amortization	$8,768	$374,686	$383,454

Net loss before non-controlling interest	$(2,403,901)	$(990,632)	$(3,394,533)
Non-controlling interest			227,968
Net loss			$(3,166,565)

Assets	$1,606,059	$4,990,372	$6,596,431
Non-restaurant investments			1,050,000
Total Assets			$7,646,431

Total Liabilities	$338,537	$1,779,341	$2,117,878

Expenditures for non-current assets	$2,898	$1,170,903	$1,173,801

Year ended December 31, 2011

	Management	Restaurants	Total

Revenues	$496,402	$980,247	$1,476,649

Interest expense	$118,995	$64,472	$183,467

Depreciation and amortization	$8,013	$71,529	$79,542

Net loss before non-controlling interest	$(1,035,763)	$(228,258)	$(1,264,021)
Non-controlling interest			101,307
Net loss			$(1,162,714)

Assets	$950,966	$2,762,782	$3,713,748
Non-restaurant investments			1,084,951
			$4,798,699

Total Liabilities	$3,327,318	$985,613	$4,312,931

Expenditures for non-current assets	$2,808	$217,003	$219,811

The following are revenues, operating loss, and long-lived assets by geographic area as of and for the years ended December 31:

Revenue:	2012	2011
United States	$130,743	$496,402
South Africa	6,284,186	980,247
Hungary	468,137	-
	$6,883,066	$1,476,649

Operating loss:	2012	2011
United States	$(1,968,352)	$(693,552)
South Africa	(539,178)	(262,286)
Hungary	(378,933)	-
	$(2,886,463)	$(955,838)

Long-lived assets, end of year:	2012	2011
United States	$1,626,903	$1,649,049
South Africa	1,866,855	1,835,411
Hungary	909,828	-
Australia	1,066,915	672,175
Brazil	145,555	101
	$5,616,056	$4,156,736

The Company used multiple foreign currency exchange rates during the periods presented. For South Africa, for the Statements of Operations we used average rates for the period of 8.22 Rands per USD, and for the Balance Sheet current assets and liabilities were at 8.49 and non-current assets and liabilities ranging from 6.93-8.51. For Australia, for the Statement of Operations we used an average rate ranging from 1.00-1.07 USD per AUD and for the balance sheet we used 1.04 for current assets and liabilities, and 1.02-1.04 for non-current assets and liabilities.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

13. COMMITMENTS AND CONTINGENCIES

Effective August 1, 2010, the Company extended its office lease agreement for its office for a term of one year with monthly lease payments of $2,100. Since August 1, 2011, the office lease continues at the same rate on a month-to-month basis. On July 1, 2012, the Company signed a one year office lease agreement for a satellite office in Florida for one year at a monthly rate of $800; the lease is not being renewed upon its expiration in June, 2013.

The Company leases the land and buildings for its four restaurants in South Africa and one restaurant in Hungary through its subsidiaries. The South Africa leases are for five year terms and the Hungary lease is for a 10 year term and include options to extend the terms. We lease some of our restaurant facilities under “triple net” leases that require us to pay minimum rent, real estate taxes, maintenance costs and insurance premiums and, in some instances, percentage rent based on sales in excess of specified amounts.

Rent obligations for our five restaurants are presented below:

2013	$525,938
2014	531,307
2015	482,003
2016	321,050
thereafter	584,723
Totals	$2,445,021

Rent expense for the three months ended March 31, 2013 and March 31, 2012 was $193,585 and $137,791, respectively. Rent expense for the three months ended March 31, 2013 and March 31, 2012 for the South African restaurants was $183,978 and $131,266, respectively, and is included in the “Restaurant operating expenses” of the Consolidated Statement of Operations. Rent expense for the three months ended March 31, 2013 and March 31, 2012 for the management segment was $9,607 and $6,525, respectively, and is included in the “General and administrative expense” of the Consolidated Statement of Operations.

On October 12, 2012, Francis Howard (“Howard”), individually and on behalf of all other similarly situated, filed a lawsuit against Chanticleer Holdings, Inc. (The “Company”), Michael D. Pruitt, Eric S. Lederer, Michael Carroll, Paul I. Moskowitz, Keith Johnson (The “Individual Defendants”), Merriman Capital, Inc., Dawson James Securities, Inc. (The “Underwriter Defendants”), and Creason & Associates P.L.L.C. (The “Auditor Defendant”), in the U.S. District Court for the Southern District of Florida.  The class action lawsuit alleges violations of Section 11 of the Securities Act against all Defendants, violations of Section 12(a)(2) of the Securities Act against only the Underwriter Defendants, and violations of Section 15 against the Individual Defendants.  Howard seeks unspecified damages, reasonable costs and expenses incurred in this action, and such other and further relief as the Court deems just and proper. On October 15th, 2012, the Honorable Judge James I. Cohn filed an Order setting the Calendar Call for the case for June 13th, 2013, and the Trial Date for the trial period commencing on June 17th, 2013.  On October 31st, 2012, the Company and the Individual Defendants retained Stanley Wakshlag at Kenny Nachwalter, P.A. to represent them in this litigation. Requests by the Underwriting Defendants for indemnification were denied.  On November 2nd, 2012, we filed a Joint Motion to Extend Deadline to Respond to Class Action Complaint, requesting that our responsive pleading deadline be delayed until after a lead Plaintiff is named.  That Motion was approved, and on December 12th, 2012, Howard filed a Motion to Appoint himself Lead Plaintiff and to Approve his Selection of The Rosen Law Firm, P.A. as his Counsel.  An Order appointing Francis Howard and the Rosen Law Firm as lead Plaintiff and lead Plaintiff’s Counsel was entered on January 4, 2013. Therein, Judge Cohn also reset Calendar Call for October 10, 2013; trial was reset for the two-week period commencing October 15, 2013. On February 19, 2013, Plaintiff filed an Amended Complaint. On April 5, 2013, the Company, Individual Defendants, and the Auditor Defendant (separately) filed a Motion to Dismiss the Action; Plaintiff filed an Opposition to Chanticleer Defendant’s (and Auditor Defendant’s) Motions to Dismiss on April 22, 2013. On May 9, 2013, the Company and Individual Defendants filed a Reply Memorandum of Defendants Chanticleer Holdings, Inc., Michael D. Pruitt, Eric S. Lederer, Michael Carroll, Paul I. Moskowitz, and Keith Johnson in Support of Their Motion to Dismiss the Amended Class Action Complaint. Judge Cohn has yet to make a ruling on the Motions.On May 20, 2013, the Plaintiff filed a Notice of Voluntary Dismissal of Defendants Dawson James Securities, Inc. and Merrimal Capital, Inc. Pursuant to the Federal Rules of Civil Procedure 41(a)(1)(A).

Given that the outcome of litigation is inherently uncertain, and the early stage of this class action, the Company can neither comment on the probability of potential liabilities, nor provide an estimate of such. As of March 31, 2013, no amounts have been accrued for related to this matter.

On March 26, 2013, our South African operations received Notice of Motion filed in the Kwazulu-Natal High Court, Durban, Republic of South Africa, filed against Rolalor (PTY) LTD (“Rolalor”) and Labyrinth Trading 18 (PTY) LTD (“Labyrinth”) by Jennifer Catherine Mary Shaw (“Shaw”). Rolalor and Labyrinth were the original entities formed to operate the Johannesburg and Durban locations, respectively. On September 9, 2011, the assets and the then-disclosed liabilities of these entities were transferred to Tundraspex (PTY) LTD (“Tundraspex”) and Dimaflo (PTY) LTD (“Dimaflo”), respectively. The current entities, Tundraspex and Dimaflo are not parties in the lawsuit. Shaw is requesting that the Respondents, Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000). The Company intends to vigorously defend itself in this matter.

Given that the outcome of litigation is inherently uncertain and the early stage of this action, the Company can neither comment on the probability of potential liabilities, nor provide an estimate of such. As of March 31, 2013, no amounts have been accrued for related to this matter.

On April 1, 2013, the Company received a subpoena from the Securities and Exchange Commission, requesting various corporate documents relating to operations.  The Company submitted its response on its due date, April 30, 2013. The Company intends to fully cooperate with the subpoena and any subsequent requests.

The Company has engaged outside South African tax experts in September 2012 to assist with compliance with Value Added Tax (VAT), payroll taxes, and income taxes in South Africa. A voluntary disclosure agreement has been submitted and the Company is awaiting contact from the South African governmental agency. As of March 31, 2013, $363,228 has been accrued and is included in accounts payable and accrued expenses in our condensed consolidated balance sheet.

In connection with the acquisition of the business as described in Note 3 (whereby,  on October 1, 2011, Rolalor (Pty.) Ltd., Alimenta 177 (Pty.) Ltd. and Labyrinth Trading (Pty.) Ltd. transferred their respective net assets to the newly formed entities controlled by the Company), the Company believes the purchase and sale with the seller was accomplished in accordance with the laws and regulations of the taxing authorities in South Africa. However, there can be no absolute assurance as to whether the business acquired continues to have any outstanding tax and regulatory filing requirements, as well as whether the local authorities could seek to recover any unpaid taxes or other amounts due from the Company, its shareholders or others. The Company is not aware of any existing obligations that remain outstanding for which the Company may be required to settle. In connection with acquiring the net assets of the business, the Company may be entitled to be reimbursed by the seller for any pre-acquisition obligations of the business that may arise, post-acquisition.

In addition, the Company has not filed certain corporate income tax returns for previous years, which could potentially result in penalties upon filing these returns.

14.	COMMITMENTS AND CONTINGENCIES

Effective August 1, 2010, the Company extended its office lease agreement for its office for a term of one year with monthly lease payments of $2,100. Since August 1, 2011, the office lease continues at the same rate on a month-to-month basis. On July 1, 2012, the Company signed a one year office lease agreement for a satellite office in Florida for one year at a monthly rate of $800; the lease is not being renewed upon its expiration in June, 2013.

The Company leases the land and buildings for its four restaurants in South Africa and one restaurant in Hungary through its subsidiaries. The South Africa leases are for five year terms and the Hungary lease is for a 10 year term and include options to extend the terms. We lease some of our restaurant facilities under “triple net” leases that require us to pay minimum rent, real estate taxes, maintenance costs and insurance premiums and, in some instances, percentage rent based on sales in excess of specified amounts.

Rent obligations for our five restaurants are presented below:

2013	$556,752
2014	588,855
2015	532,098
2016	401,658
thereafter	615,198
Totals	$2,694,561

Rent expense for the years ended December 31, 2012 and December 31, 2011 was $792,420 and $112,334, respectively. Rent expense for the years ended December 31, 2012 and 2011 for the Company’s restaurants was $757,766 and $83,116, respectively, and is included in the “Restaurant operating expenses” of the Consolidated Statement of Operations. Rent expense for the years ended December 31, 2012 and 2011 for the management segment was $34,654 and $29,218, and is included in the “General and administrative expense” of the Consolidated Statement of Operations.

On October 12, 2012, Francis Howard (“Howard”), individually and on behalf of all other similarly situated, filed a lawsuit against Chanticleer Holdings, Inc. (The “Company”), Michael D. Pruitt, Eric S. Lederer, Michael Carroll, Paul I. Moskowitz, Keith Johnson (The “Individual Defendants”), Merriman Capital, Inc., Dawson James Securities, Inc. (The “Underwriter Defendants”), and Creason & Associates P.L.L.C. (The “Auditor Defendant”), in the U.S. District Court for the Southern District of Florida.  The class action lawsuit alleges violations of Section 11 of the Securities Act against all Defendants, violations of Section 12(a)(2) of the Securities Act against only the Underwriter Defendants, and violations of Section 15 against the Individual Defendants.  Howard seeks unspecified damages, reasonable costs and expenses incurred in this action, and such other and further relief as the Court deems just and proper. On October 15th, 2012, the Honorable Judge James I. Cohn filed an Order setting the Calendar Call for the case for June 13th, 2013, and the Trial Date for the trial period commencing on June 17th, 2013.  On October 31st, 2012, the Company and the Individual Defendants retained Stanley Wakshlag at Kenny Nachwalter, P.A. to represent them in this litigation. Requests by the Underwriting Defendants for indemnification were denied.  On November 2nd, 2012, we filed a Joint Motion to Extend Deadline to Respond to Class Action Complaint, requesting that our responsive pleading deadline be delayed until after a lead Plaintiff is named.  That Motion was approved, and on December 12th, 2012, Howard filed a Motion to Appoint himself Lead Plaintiff and to Approve his Selection of The Rosen Law Firm, P.A. as his Counsel.  An Order appointing Francis Howard and the Rosen Law Firm as lead Plaintiff and lead Plaintiff’s Counsel was entered on January 4, 2013. Therein, Judge Cohn also reset Calendar Call for October 10, 2013; trial was reset for the two-week period commencing October 15, 2013. On February 19, 2013, Plaintiff filed an Amended Complaint. On April 5, 2013, the Company, Individual Defendants, and the Auditor Defendant (separately) filed a Motion to Dismiss the action. Plaintiff filed an opposition to Chanticleer Defendants’ (and Auditor Defendants’) Motion to Dismiss on April 22, 2013. On May 9, 2013, the Company and Individual Defendants filed a Reply Memorandum of Defendants Chanticleer Holding, Inc., Michael D. Pruitt, Erics S. Lederer, Michael Carroll, Paul I. Moskowitz, and Keith Johnson in support of their Motion to Dismiss the Amended Class Action Complaint. Judge Cohn has yet to make a ruling on the Motions.

Given that the outcome of litigation is inherently uncertain, and the early stage of this class action, the Company can neither comment on the probability of potential liabilities, nor provide an estimate of such. As of December 31, 2012, no amounts have been accrued for related to this matter.

On March 26, 2013, our South African operations received Notice of Motion filed in the Kwazulu-Natal High Court, Durban, Republic of South Africa, filed against Rolalor (PTY) LTD (“Rolalor”) and Labyrinth Trading 18 (PTY) LTD (“Labyrinth”) by Jennifer Catherine Mary Shaw (“Shaw”). Rolalor and Labyrinth were the original entities formed to operate the Johannesburg and Durban locations, respectively. On September 9, 2011, the assets and the then-disclosed liabilities of these entities were transferred to Tundraspex (PTY) LTD (“Tundraspex”) and Dimaflo (PTY) LTD (“Dimaflo”), respectively. The current entities, Tundraspex and Dimaflo are not parties in the lawsuit. Shaw is requesting that the Respondents, Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000). The Company intends to vigorously defend itself in this matter.

Given that the outcome of litigation is inherently uncertain and the early stage of this action, the Company can neither comment on the probability of potential liabilities, nor provide an estimate of such. As of December 31, 2012, no amounts have been accrued for related to this matter.

On April 1, 2013, the Company received a subpoena from the Securities and Exchange Commission, requesting various corporate documents relating to operations. The Company submitted its response on its due date, April 30, 2013. The Company intends to fully cooperate with the subpoena.

The Company has engaged outside South African tax experts in September 2012 to assist with compliance with Value Added Tax (VAT), payroll taxes, and income taxes in South Africa. A voluntary disclosure agreement has been submitted and the Company is awaiting contact from the South African governmental agency. As of December 31, 2012, $385,621 has been accrued and is included in accounts payable and accrued expenses in our consolidated balance sheet.

In connection  with  the acquisition  of the  business  as described  in Note  3 (whereby,  on October 1, 2011, Rolalor (Pty.) Ltd., Alimenta 177 (Pty.) Ltd. and Labyrinth Trading (Pty.) Ltd. transferred their respective net assets to the newly formed entities controlled by the Company), the Company believes the purchase and sale with the seller was accomplished in accordance   with  the  laws  and  regulations   of  the  taxing  authorities   in  South  Africa. However, there can be no absolute assurance as to whether the business acquired continues to have any outstanding tax and regulatory filing requirements, as well as whether the local authorities could seek to recover any unpaid taxes or other amounts due from the Company, its shareholders or others.  The Company is not aware of any existing obligations that remain outstanding for which the Company may be required to settle. In connection with acquiring the net assets of the business, the Company may be entitled to be reimbursed by the seller for any pre-acquisition obligations of the business that may arise, post-acquisition.

In addition, the Company has not filed certain corporate income tax returns for previous years, which could potentially result in penalties upon filing these returns.

DISCLOSURES ABOUT FAIR VALUE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

14. DISCLOSURES ABOUT FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

Fair Value Measurement Using
Quoted prices
		in active	Significant
		markets of	other	Significant
		identical	observable	Unobservable
	Recorded	assets	inputs	Inputs
	value	(Level 1)	(Level 2)	(Level 3)

March 31, 2013
Assets:
Available-for-sale securities	$33,185	$31,685	$1,500	$-

December 31, 2012
Assets:
Available-for-sale securities	$56,949	$55,449	$1,500	$-

At March 31, 2013 and December 31, 2012, the Company's available-for-sale equity securities were valued using Level 1 and Level 2 inputs as summarized above. Level 1 inputs are based on unadjusted prices for identical assets in active markets that the Company can access. Level 2 inputs are based on quoted prices for similar assets other than quoted prices in Level 1, quoted prices in markets that are not yet active, or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets.

The Company does not have any investments that are measured on a recurring basis using Level 3 inputs.

Certain assets are not carried at fair value on a recurring basis, including investments accounted for under the equity and cost methods. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

See Note 4 for further details of the Company's investments.

15.	DISCLOSURES ABOUT FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

	Fair Value Measurement Using
	Recorded value	Quoted prices in active markets of identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2012
Assets:
Available-for-sale securities	$56,949	$55,449	$1,500	$-

December 31, 2011
Assets:
Available-for-sale securities	$318,353	$316,853	$1,500	$-

At December 31, 2012 and 2011, the Company's available-for-sale equity securities were valued using Level 1 and Level 2 inputs as summarized above. Level 1 inputs are based on unadjusted prices for identical assets in active markets that the Company can access. Level 2 inputs are based on quoted prices for similar assets other than quoted prices in Level 1, quoted prices in markets that are not yet active, or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets.

The Company does not have any investments that are measured on a recurring basis using Level 3 inputs.

Certain assets are not carried at fair value on a recurring basis, including investments accounted for under the equity and cost methods. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

See Note 4 for further details of the Company's investments.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

15. SUBSEQUENT EVENTS

On April 11, 2013 (the “Closing Date’), Chanticleer Holdings, Inc. and Paragon Commercial Bank (“Paragon”) entered into a credit agreement (the “Credit Agreement”). The Credit Agreement provides for an additional $500,000 revolving credit facility with a one (1) year term from the Closing Date. This increases the Company’s obligation to Paragon to a total of approximately $734,000, including a prior note payable’s current outstanding balance of approximately $234,000. The Credit Agreement is available to be drawn at the Company’s discretion to finance investments in new business ventures and for the Company’s general corporate working capital requirements in the ordinary course of business. As of May 9, 2013, the Company has drawn $130,000 on the revolving credit facility. The note payable expires on August 10, 2013, whereas the new credit facility expires on April 10, 2014.

Borrowings under the Credit Agreement bear monthly interest at the greater of: (i) floor rate of 5.00% or (ii) the Wall Street Journal’s prime plus rate (currently 3.25%) plus 1.00%. All unpaid principal and interest are due one (1) year after the Closing Date. Any borrowings are secured by a lien on all of the Company’s assets. The obligations under the Credit Agreement are guaranteed by Mike Pruitt, the Company’s Chief Executive Officer.

On April 22, 2013, the Company issued 4,000 shares of the Company’s common stock in exchange for investor relations services to be performed over a 12 month period, valued at $7,720.

16.	SUBSEQUENT EVENTS

On January 31, 2013, the Company settled outstanding liabilities of $170,686 from a South African bank, previously presented in our consolidated balance sheets in “other liabilities”. Upon making a payment of $98,578, the Company received a release from all other bank liabilities, resulting in a total gain on extinguishment of debt of $72,108, which will be presented in our March 31, 2013 10-Q filing as other income.

On March 22, 2013, Chanticleer Holdings, Inc. announced its intention to exit the fund management business. The desired result of current negotiations would be for Chanticleer Advisors, LLC (“Advisors”) to resign as manager of Chanticleer Investors II (“Investors”). Matthew Miller and Joe Koster, two of the current fund managers, will cease to be employed by Advisors and will control the new entity (“NEWCO”) which will continue management of Investors, subject to limited partner approval. Mr. Michael Pruitt will resign as one of the portfolio managers. From this arrangement, the Company will have an ongoing economic benefit from this aspect of the business, while eliminating the losses associated with the fund management business. Chanticleer Advisors has failed to produce profits and has resulted in operating losses since inception. The transition is expected to be effectuated on May 1, 2013.

RESIGNATION OF SOUTH AFRICAN CHIEF FINANCIAL OFFICER	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Companys South African Chief Financial Officer Resigned [Abstract]
Company's South African Chief Financial Officer Resigned [Text Block]

16. RESIGNATION OF SOUTH AFRICAN CHIEF FINANCIAL OFFICER

On September 7, 2012, the audit committee of Chanticleer Holdings, Inc. (the “Company”), upon recommendation of the Company’s management determined that the Company’s Consolidated Financial Statements for its fiscal year ended December 31, 2011 as originally filed in the Form 10-K could no longer be relied on. The Company determined that the Financial Statements of Kiarabrite (Pty) Ltd., Dimaflo (Pty) Ltd., Tundraspex (Pty) Ltd., Civisign (Pty) Ltd., Dimalogix (Pty) Ltd., and Chanticleer & Shaw Foods (Pty.) Ltd. (collectively referred to as the “South Africa Operations”) which are the South African management company and the four entities organized for the stores we operate in South Africa and the company that owns the HOA franchise rights for the territory of South Africa, were not audited as the Company was led to believe. Accordingly, this Amendment is being filed to include the report of the independent registered public accounting firm responsible for performing the audit of our South Africa Operations. The following tables reflect the items which changed as a result of the restatement and includes the balances as previously reported, the adjustments and the restated balance.

On September 7, 2012, the Company’s South African Chief Financial Officer (“SA CFO”) resigned. It was determined that the SA CFO had committed certain illegal acts, fraud and certain misrepresentations of facts. Due to the SA CFO’s actions, certain taxes were not paid. In addition, the applicable tax forms were not filed during the proper periods. The Company has engaged tax experts to assist in the tax process. The Company also discovered approximately $128,000 (net of repayments of approximately $50,000) and approximately $85,000 (net of repayments of approximately $43,000) of cash that was misappropriated by the SA CFO during the periods ended March 31, 2013 and December 31, 2012, respectively (presented as “other receivable” on the Company’s combined balance sheets). As of March 31, 2013, approximately $50,000 has been recovered by the Company and payment plans are in place for the remainder.

17.	RESIGNATION OF SOUTH AFRICAN CHIEF FINANCIAL OFFICER

On September 7, 2012, the audit committee of Chanticleer Holdings, Inc. (the “Company”), upon recommendation of the Company’s management determined that the Company’s Consolidated Financial Statements for its fiscal year ended December 31, 2011 as originally filed in the Form 10-K could no longer be relied on. The Company determined that the Financial Statements of Kiarabrite (Pty) Ltd., Dimaflo (Pty) Ltd., Tundraspex (Pty) Ltd., Civisign (Pty) Ltd., Dimalogix (Pty) Ltd., and Chanticleer & Shaw Foods (Pty.) Ltd. (collectively referred to as the “South Africa Operations”) which are the South African management company and the four entities organized for the stores we operate in South Africa and the company that owns the HOA franchise rights for the territory of South Africa, were not audited as the Company was led to believe. Accordingly, this Amendment is being filed to include the report of the independent registered public accounting firm responsible for performing the audit of our South Africa Operations. The following tables reflect the items which changed as a result of the restatement and includes the balances as previously reported, the adjustments and the restated balance.

On September 7, 2012, the Company’s South African Chief Financial Officer (“SA CFO”) resigned. It was determined that the SA CFO had committed certain illegal acts, fraud and certain misrepresentations of facts. Due to the SA CFO’s actions, certain taxes were not paid. In addition, the applicable tax forms were not filed during the proper periods. The Company has engaged tax experts to assist in the tax process. The Company also discovered approximately $85,473 (net of repayments of approximately $42,000) and $42,109 of cash that was misappropriated by the SA CFO during the periods ended December 31, 2012 and 2011, respectively (presented as “other receivable” on the Company’s combined balance sheet as of December 31, 2011), and approximately $128,000 in total for the period October 2011 through September 2012. As of March 28, 2013, approximately $43,000 has been recovered by the Company and payment plans are in place for the remainder.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include the valuation of the investments in portfolio companies and deferred tax asset valuation allowances. Actual results could differ from those estimates.

Revenue Recognition, Policy [Policy Text Block]

revenue recognition

Restaurant Net Sales

We record revenue from restaurant sales at the time of sale, net of discounts. Sales revenues are presented net of sales and value added (VAT) taxes. Cost of sales primarily includes the cost of food, beverages, and merchandise and disposable paper and plastic goods used in preparing and selling our menu items, and excludes depreciation and amortization.

Management Fee Income

The Company receives revenue from management fees from both affiliated companies and non-affiliated companies. Our revenue recognition policy provides that revenue is generally realized or realizable and earned when all of the following criteria have been met:

·	Persuasive evidence of an arrangement exists;
·	Delivery has occurred or services have been rendered;
·	The seller's price to the buyer is fixed or determinable; and
·	Collectability is reasonably assured.

We may collect revenue in both cash and in the equity securities of the company to whom we are providing services. Typically when we are paid cash for services, it is based on a monthly fee and is recorded when earned. When we receive equity securities for our management services, we generally receive the securities in advance for our services to be earned over the life of the contract, generally one year. We value these securities and defer recognition of the revenue over the life of the management contract.

The fair value of the equity instruments received was determined based upon the stock prices as of the date we reached an agreement with the third party and is not subject to adjustment after the measurement date.

Restaurant Pre-Opening Expenses [Policy Text Block]

RESTAURANT PRE-OPENING EXPENSES

Restaurant pre-opening expenses, which are expensed as incurred, consist of the costs of hiring and training the initial hourly work force for each new restaurant, travel, the cost of food and supplies used in training, grand opening promotional costs, the cost of the initial stocking of operating supplies and other direct costs related to the opening of a restaurant, including rent during the construction and in-restaurant training period.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

ACCOUNTS RECEIVABLE

The Company monitors its exposure for credit losses on its receivable balances and the credit worthiness of its receivables on an ongoing basis and records related allowances for doubtful accounts. Allowances are estimated based upon specific customer and other balances, where a risk of default has been identified, and also include a provision for non-customer specific defaults based upon historical experience. As of December 31, 2012 and December 31, 2011, the Company has not recorded an allowance for doubtful accounts. If circumstances related to specific customers change, estimates of the recoverability of receivables could also change.

Inventory, Policy [Policy Text Block]		INVENTORIES Inventories are valued at the lower of cost (first-in, first-out method) or market, and consist primarily of restaurant food items and supply inventory.
Operating Leases Policy [Policy Text Block]

OPERATING LEASES

The Company leases certain property under operating leases. Many of these lease agreements contain rent holidays, rent escalation clauses and/or contingent rent provisions. Rent expense is recognized on a straight-line basis over the expected lease term, including cancelable option periods when failure to exercise such options would result in an economic penalty. In addition, the rent commencement date of the lease term is the earlier of the date when we become legally obligated for the rent payments or the date when we take access to the property or the grounds for build out.

Marketable Securities, Policy [Policy Text Block]

MARKETABLE EQUITY SECURITIES

Available-for-sale securities

The Company’s investments in marketable equity securities which are classified as available-for-sale are carried at fair value. Investments available for current operations are classified in the consolidated balance sheets as current assets; investments held for long-term purposes are classified as non-current assets. Unrealized gains and losses, net of tax, are reported in other comprehensive income as a separate component of stockholders’ equity. Gains and losses are reported in the consolidated statements of operations when realized, determined based on the disposition of specifically identified investments, using a first-in, first-out method.

Investments identified by the Company as being potentially impaired are subject to further analysis to determine if the impairment is other than temporary. Other than temporary declines in market value from original costs are charged to investment and other income, net, in the period in which the loss occurs. In determining whether investment holdings are other than temporarily impaired, the Company considers the nature, cause, severity and duration of the impairment.

Other Investments Policy [Policy Text Block]

OTHER INVESTMENTS

Investments in which the Company has the ability to exercise significant influence and that, in general, are at least 20 percent owned are stated at cost plus equity in undistributed net earnings (loss), less distributions received. The Company also has equity investments in which it owns less than 20% which are stated at cost. An impairment loss would be recorded whenever a decline in the value of an equity investment or cost investment is below its carrying amount and is determined to be other than temporary. In judging “other than temporary,” the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and long-term operating and financial prospects of the investee, and the Company’s long-term intent of retaining the investment in the investee.

Fair Value Measurement, Policy [Policy Text Block]

FAIR VALUE MEASUREMENTS

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	Quoted prices for identical instruments in active markets.
Level 2	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3	Significant inputs to the valuation model are unobservable.

We maintain policies and procedures to value instruments using the best and most relevant data available. Our investment committee reviews and approves all investment valuations.

Our available-for-sale equity securities are all valued using Level 1 inputs or Level 2 inputs.

Fair Value of Financial Instruments, Policy [Policy Text Block]

fair value of financial instruments

The Company is required to disclose fair value information about financial instruments when it is practicable to estimate that value. The carrying amounts of the Company’s cash, accounts receivable, inventory, accounts payable, accrued expenses, other current liabilities, convertible notes payable and notes payable approximate their estimated fair value due to the short-term maturities of these financial instruments and because related interest rates offered to the Company approximate current rates.

Fixed Assets Policy [Policy Text Block]

fixed assets

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets (generally five and seven years). The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted. Based upon its most recent analysis, the Company believes that no impairment of property and equipment exists at December 31, 2011 and 2010. Maintenance and repairs are charged to operations when incurred. Betterments and renewals are capitalized. When property and equipment are sold or otherwise disposed of, the asset account and related accumulated depreciation account are relieved, and any gain or loss is included in operations.

Goodwill and Intangible Assets, Policy [Policy Text Block]

InTANGIBLE ASSETS

Goodwill

Generally accepted accounting principles in the United States require the Company to perform a goodwill impairment test annually and more frequently when negative conditions or a triggering event arise. In September 2011, the FASB issued amended guidance that simplified how entities test goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform the quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test(s) become optional. As provided for under the amended guidance, the Company chose not to assess the qualitative factors of its reporting units and, instead, performed the quantitative tests.

Franchise Cost

Intangible assets are recorded for the initial franchise fees for our restaurants. The Company amortizes these amounts over a 20 year periods, which is the life of the franchise agreement.

Income Tax, Policy [Policy Text Block]

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The Company has provided a valuation allowance for the full amount of the deferred tax assets.

As of December 31, 2012 and 2011 the Company had no accrued interest or penalties relating to any tax obligations. The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception. The last three years of the Company's tax years are subject to federal and state tax examination.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-based Compensation

The compensation cost relating to share-based payment transactions (including the cost of all employee stock options) is required to be recognized in the financial statements. That cost is measured based on the estimated fair value of the equity or liability instruments issued. A wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans are included. The Company’s financial statements would include an expense for all share-based compensation arrangements granted on or after January 1, 2006 and for any such arrangements that are modified, cancelled or repurchased after that date based on the grant-date estimated fair value.

As of December 31, 2012 and 2011, there were no options outstanding. See Note 11 regarding outstanding warrants.

Earnings Per Share, Policy [Policy Text Block]

LOSS PER COMMON SHARE

The Company is required to report both basic earnings per share, which is based on the weighted-average number of common shares outstanding, and diluted earnings per share, which is based on the weighted-average number of common shares outstanding plus all potentially dilutive shares outstanding. For the three months March 31, 2013 and March 31, 2012, the number of common shares potentially issuable upon the exercise of certain warrants of 5,001,458 and 2,557,008, respectively, have not been included in the computation of diluted EPS since the effect would be antidilutive. Accordingly, no common stock equivalents are included in the loss per share calculations and basic and diluted earnings per share are the same for all periods presented.

LOSS PER COMMON SHARE

The Company is required to report both basic earnings per share, which is based on the weighted-average number of common shares outstanding, and diluted earnings per share, which is based on the weighted-average number of common shares outstanding plus all potentially dilutive shares outstanding. At December 31, 2012 and 2011, there are no potentially dilutive shares outstanding. Accordingly, no common stock equivalents are included in the loss per share calculations and basic and diluted earnings per share are the same for all periods presented.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

FOREIGN CURRENCY TRANSLATION

Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common stockholders’ equity. Foreign currency transaction gains and losses are included in current earnings. Most of our foreign operations use their local currency as the functional currency.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive Income

Standards for reporting and displaying comprehensive income and its components (revenues, expenses, gains and losses) in a full set of general-purpose financial statements requires that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. We are required to (a) classify items of other comprehensive income by their nature in financial statements, and (b) display the accumulated balance of other comprehensive income separately in the equity section of the balance sheet for all periods presented.

Concentration Risk, Credit Risk, Policy [Policy Text Block]		concentration of credit risk Cash is maintained at financial institutions, which at times, may exceed the FDIC insurance limit.
Reclassification, Policy [Policy Text Block]

RECLASSIFICATIONS

Certain reclassifications have been made in the financial statements at December 31, 2011 and for the periods then ended to conform to the December 31, 2012 presentation. The reclassifications had no effect on net loss.

New Accounting Pronouncements Policy [Policy Text Block]

Recent Accounting Pronouncements

On February 5, 2013, the FASB issued Accounting Standard Update No. 2013-02, Comprehensive Income (Topic 220): Reporting of amounts reclassified out of Accumulated Other Comprehensive Income. The standard was intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. The amendments in this update were effective for annual and interim periods beginning after December 15, 2012. The adoption of ASC No. 2013-12 did not have a material impact on the Company’s Consolidated Financial Statements.

There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective. Each of these pronouncements, as applicable, has been or will be adopted by the Company. At April 30, 2013, none of these pronouncements are expected to have a material effect on the financial position, results of operations or cash flows of the Company.

Recent Accounting Pronouncements

There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective. Each of these pronouncements, as applicable, has been or will be adopted by the Company. At March 28, 2013, none of these pronouncements are expected to have a material effect on the financial position, results of operations or cash flows of the Company.

On July 27, 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The Update simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The amendment allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeded its fair value, an impairment loss was recognized in an amount equal to the difference. The amendments in this Update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company is currently evaluating the impact of this Update, but does not expect the Update to have a material impact on the consolidated financial statements.

On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The standard is intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. The Update requires an entity to present, either parenthetically on the face of the financial statements or in the notes, significant amounts reclassified, from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2012. The Company will adopt this amendment for the March 31, 2013 interim period financial statements.

ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

A summary of the estimated fair value of assets acquired and liabilities assumed in the acquisition follows:

Current assets, excluding cash and cash equivalents	$138,801
Property and equipment and intangible assets	1,985,799
Total assets excluding cash and cash equivalents	$2,124,600
Liabilities assumed	953,917
Non-controlling interest	645,436
Prior investment of the Company	320,247
Purchase price (net assets acquired)	$205,000
Cash paid	$205,000

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]

However, pro forma results are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated, or which may result in the future.

2011

Net revenues	$4,840,914
Net earnings (loss)	$(1,031,135)
Net earnings (loss) per share, basic and diluted	$(0.44)

DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The Company had assets and liabilities for the periods ended March 31, 2013 and December 31, 2012, which is presented in our balance sheet, as follows:

	March 31,	December 31,
	2013	2012

Cash	$27,938	$24,471
Due from related parties	61,820	19,864
Assets from discontinued operations	$89,758	$44,335

Accounts payable	$21,234	$14,328
Liabilities from discontinued operations	$21,234	$14,328

The Company had net income (loss) from discontinued operations for the three months ended March 31, 2013 and 2012, which is presented in our statements of operations, as follows:

	2013	2012

Revenues from Chanticleer Investors II, LLC	$61,793	$-
Expenses	52,325	61,863
Net income (loss) from discontinued operations	$9,468	$(61,863)

INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]	INVESTMENTS AT FAIR VALUE CONSIST OF THE FOLLOWING AT MARCH 31, 2013 AND DECEMBER 31, 2012.
	2013	2012

Available-for-sale investments at fair value	$33,185	$56,949
Total	$33,185	$56,949

	2012	2011

Available-for-sale investments at fair value	$56,949	$318,353
Total	$56,949	$318,353

Available-For-Sale Securities Activity [Table Text Block]	Activity in our available-for-sale securities may be summarized as follows:
	2013	2012

Cost at beginning and end of periods	$263,331	$263,331
Unrealized loss	(230,146)	(206,382)
Total	$33,185	$56,949

Activity in our available-for-sale securities may be summarized as follows:

	2012	2011

Cost at beginning of year	$263,331	$284,473
Contributed to the Company by it's CEO	-	125,331
Received as management fees	-	1,500
Other than temporary loss in available-for-sale securities	-	(147,973)
Cost at end of year	263,331	263,331
Unrealized gain (loss)	(206,382)	55,022
Total	$56,949	$318,353

Available-for-sale Securities [Table Text Block]

Our available-for-sale securities consist of the following:

		Unrecognized		Realized	Loss
		Holding	Fair	Holding	on
	Cost	Losses	Value	Loss	Sale
March 31, 2013
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(117,600)	8,400	-	-
North American Energy	10,500	(8,700)	1,800	-	-
North American Energy	125,331	(103,846)	21,485	-	-
	$263,331	$(230,146)	$33,185	$-	$-

December 31, 2012
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(111,300)	14,700	-	-
North American Energy	10,500	(7,350)	3,150	-	-
North American Energy	125,331	(87,732)	37,599	-	-
	$263,331	$(206,382)	$56,949	$-	$-

Our available-for-sale securities consist of the following:

	Cost	Unrecognized Holding Gains (Losses)	Fair Value	Realized Holding Loss	Loss on Sale
December 31, 2012
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(111,300)	14,700	-	-
North American Energy	10,500	(7,350)	3,150	-	-
North American Energy	125,331	(87,732)	37,599	-	-
	$263,331	$(206,382)	$56,949	$-	$-

December 31, 2011
Remodel Auction	$-	$-	$-	$(900)	$-
North Carolina Natural Energy	1,500	-	1,500	-	-
North American Energy	126,000	(42,000)	84,000	-	-
North American Energy	10,500	7,500	18,000	-	-
North American Energy	125,331	89,522	214,853	-	-
Efftec International, Inc.	-	-	-	(22,500)	-
HiTech Stages	-	-	-	(124,573)	-
	$263,331	$55,022	$318,353	$(147,973)	$-

Schedule of Other Investments Not Readily Marketable [Table Text Block]

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT MARCH 31, 2013 AND DECEMBER 31, 2012.

	2013	2012

Investments accounted for under the equity method	$1,052,668	$1,066,915
Investments accounted for under the cost method	1,050,000	1,050,000
Total	$2,102,668	$2,116,915

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT DECEMBER 31, 2012 AND 2011.

	2012	2011

Investments accounted for under the equity method	$1,066,915	$815,550
Investments accounted for under the cost method	1,050,000	766,598
Total	$2,116,915	$1,582,148

Schedule of Equity Method Investments [Table Text Block]

Activity in investments accounted for using the equity method is summarized as follows:

	Three Months	Year Ended
	Ended March, 31	December 31,
	2013	2012

Balance, beginning of year	$1,066,915	$815,550
Equity in earnings (loss)	(14,247)	(14,803)
New investments	-	409,543
Reclassification of investments	-	(143,375)
Balance, end of period	$1,052,668	$1,066,915

Equity investments consist of the following at March 31, 2013 and December 31, 2012:

2013
Carrying value:
Hoot Campbelltown Pty. Ltd. (49%) - Australia	$541,084
Second Hooters location (49%) - Australia	511,584
$1,052,668

Activity in investments accounted for using the equity method is summarized as follows.

	2012	2011

Balance, beginning of year	$815,550	$87,200
Equity in earnings (loss)	(14,803)	(76,113)
New investments	409,543	812,604
Reclassification of investments	(143,375)	-
Distributions received	-	(8,141)
Balance, end of year	$1,066,915	$815,550

Equity investments consist of the following at December 31, 2012 and December 31, 2011:

	2012	2011
Carrying value:
Hoot SA I, II, III - South Africa	$-	$143,274
Hoot Campbelltown Pty. Ltd. (49%) - Australia	555,331	570,134
Second Hooters location (49%) - Australia	511,584	102,041
Brazil	-	101
	$1,066,915	$815,550

Schedule Of Equity Earnings (Loss) and Distributions [Table Text Block]	Equity in losses from equity investments during the three months ended March 31, 2013 and 2012 follows:
	2013	2012
Equity in losses:
Hoot Campbelltown (49%)	(14,247)	(10,538)
	$(14,247)	$(10,538)

The activity from the South African restaurants is through September 30, 2011 at which time the Company acquired majority ownership and began consolidating these operations.

	2012	2011
Equity in earnings (loss):
Hoot S.A. I, II, III	-	(9,256)
Hoot Campbelltown (49%)	(14,803)	(66,857)
	$(14,803)	$(76,113)
Distributions:
Hoot S.A. I, LLC (20%)	-	6,248
Hoot S.A. II, LLC (20%)	-	1,893
	$-	$8,141

Schedule Of Equity Method Investment, Summarized Financial Information, Income Statement [Table Text Block]

The summarized financial data below includes the Hoot Campbelltown location in Australia, which we owned 49% of at March 31, 2013:

	Three months ended March 31,
	2013	2012
Revenue	$634,574	$1,108,063
Gross profit	444,896	781,253
Recurring expenses	473,972	706,147
Pre-opening costs	-	96,613
Loss from continuing operations	(29,076)	(21,507)
Net loss	(29,076)	(21,507)

The Company acquired majority ownership of the South African restaurants effective September 30, 2011, accordingly, the amounts in 2011 are for only nine months. In addition, the restaurant at the Hoot Campbelltown location incurred a loss for certain pre-opening expenses before it opened in January 2012, our share of which is included above.

	2012	2011

Revenue	$3,348,928	$3,364,265
Gross profit	2,381,245	2,122,073
Income (loss) from continuing operations	(30,208)	131,949
Net income (loss)	(30,208)	131,949

Schedule Of Equity Method Investment, Summarized Financial Information, Balance Sheet [Table Text Block]

The summarized balance sheets for the two locations in Australia of which we owned 49% at March 31, 2013 and December 31, 2012 follows:

	March 31,	December 31,
	2013	2012
ASSETS
Current assets	$549,967	$604,147
Non-current assets	2,887,581	2,909,276
TOTAL ASSETS	$3,437,548	$3,513,423
LIABILITIES
Current liabilities	$1,013,253	$1,057,911
PARTNER'S EQUITY	2,424,295	2,455,512
TOTAL LIABILITIES AND PARTNERS' EQUITY	$3,437,548	$3,513,423

The summarized balance sheets for the two locations in Australia of which we owned 49% at December 31, 2012 and December 31, 2011 follows:

	2012	2011
ASSETS
Current assets	$604,147	$58,975
Non-current assets	2,909,276	1,646,508
TOTAL ASSETS	$3,513,423	$1,705,483
LIABILITIES
Current liabilities	$1,057,911	$76,035
PARTNER'S EQUITY	2,455,512	1,629,448
TOTAL LIABILITIES AND PARTNERS' EQUITY	$3,513,423	$1,705,483

Investment [Table Text Block]

A summary of the activity in investments accounted for using the cost method follows.

	March 31,	December 31,
	2013	2012
Investments at cost:
Balance, beginning of year	$1,050,000	$766,598
Impairment	-	(16,598)
New investments	-	300,000
Total	$1,050,000	$1,050,000

A summary of the activity in investments accounted for using the cost method follows.

	2012	2011
Investments at cost:
Balance, beginning of year	$766,598	$766,598
Impairment	(16,598)	-
New investments	300,000	-
Total	$1,050,000	$766,598

Schedule of Cost Method Investments [Table Text Block]

Investments at cost consist of the following at March 31, 2013 and December 31, 2012:

	2013	2012

Chanticleer Investors, LLC	$800,000	$800,000
Edison Nation LLC (FKA Bouncing Brain
Productions)	250,000	250,000
	$1,050,000	$1,050,000

Investments at cost consist of the following at December 31, 2012 and 2011:

	2012	2011

Chanticleer Investors, LLC	$800,000	$500,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
Chanticleer Investors II	-	16,598
	$1,050,000	$766,598

PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following at March 31, 2013 and December 31, 2012:

	2013	2012

Office and computer equipment	$35,076	$35,076
Furniture and fixtures	47,686	47,686
Restaurant furnishings and equipment	2,850,599	2,826,760
	2,933,361	2,909,522
Accumulated depreciation	(706,424)	(593,376)
	$2,226,937	$2,316,146

Property and equipment consists of the following at December 31, 2012 and 2011:

	2012	2011

Office and computer equipment	$35,076	$32,179
Furniture and fixtures	47,686	67,794
Construction in progress	-	217,001
Restaurant furnishings and equipment	2,826,760	1,437,729
	2,909,522	1,754,703
Accumulated depreciation	(593,376)	(249,644)
	$2,316,146	$1,505,059

INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

	2013	2012

Franchise cost:
South Africa	$433,888	$358,888
Brazil *	135,000	135,000
Hungary	104,684	104,684
	673,572	598,572
Accumulated amortization	(43,873)	(38,740)
Intangible assets, net	$629,699	$559,832

Three months ended March 31, 2013 and March 31, 2012:

Amortization expense	$5,133	$3,759

Franchise cost for the Company’s Hooters restaurants consists of the following at December 31, 2012 and December 31, 2011. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

	2012	2011

Franchise cost:
South Africa	$358,888	$346,140
Brazil *	135,000	-
Hungary	104,684	-
	598,572	346,140
Accumulated amortization	(38,740)	(21,056)
Intangible assets, net	$559,832	$325,084

Years ended December 31, 2012 and 2011:

Amortization expense	$18,809	$5,304

Schedule of Expected Amortization Expense [Table Text Block]

Amortization for franchise costs are as follows:

March 31,	Amount
2013	$23,179
2014	23,179
2015	23,179
2016	23,179
2017	23,179
Thereafter	303,804
Totals	$419,699

* The Brazil franchise cost and $75,000 of the South Africa franchise cost are not being amortized until we open the restaurants.

Amortization for franchise costs are as follows:

December 31,	Amount
2013	$23,179
2014	23,179
2015	23,179
2016	23,179
2017	23,179
Thereafter	308,937
Totals	$424,832

   * The Brazil franchise cost is not being amortized until we open a restaurant.

LONG-TERM DEBT AND NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long-term debt and notes payable are summarized as follows.

	March 31,	December 31,
	2013	2012

Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	234,121	236,110

Notes payable and current portion of long-term debt	$234,121	$236,110

Long-term debt and notes payable are summarized as follows.

	December 31, 2012	December 31, 2011

$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012; collateralized by a certificate of deposit owned by a shareholder; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt. Line was paid off after the June 2012 offering.	$-	$1,165,000

Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	236,110	242,964

18% convertible notes payable; interest payable quarterly; due on the six-month anniversary of the date issued; convertible under the same terms as the subsequent capital raised in connection with a public offering of the Company's securities	-	1,625,000

	236,110	3,032,964
Notes payable and current portion of long-term debt	236,110	2,796,855
Long-term debt, less current portion	$-	$236,109

OTHER LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

Other liabilities, which consist of bank overdraft and term facilities at March 31, 2013 and December 31, 2012 are associated with the South African Operations and consist of the following:

	March 31,	December 31,
	2013	2012

Bank overdraft facilities (1)	$188,442	$254,251

Term facility (2)	-	112,950

Term facility (3)	169,317	180,445
	357,759	547,646
Other current liabilities	235,902	361,586
Other liabilities	$121,857	$186,060

(1)	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of March 31, 2013 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,529, and a $56,529 gain on settlement of debt was recognized in the first quarter of 2013.
(2)	Term facility is payable on demand and the facility is secured by certain assets of one of the Company’s shareholders. After ongoing negotiations between the bank and the Company, on January 31, 2013, $98,579 was paid in full satisfaction of the facility, resulting in a gain on settlement of debt of $14,371 which was recognized in the first quarter of 2013.
(3)	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through March 2013. The interest rate at March 31, 2013 is 10.3%.

Bank overdraft and term facilities at December 31, 2012 and December 31, 2011 are associated with the South African Operations and consist of the following:

	December 31, 2012	December 31, 2011

Bank overdraft facilities (1)	$254,251	$255,607

Term facility (2)	112,950	112,950

Term facility (3)	180,445	225,371
	547,646	593,928
Other current liabilities	361,586	330,607
Other liabilities	$186,060	$263,321

(1)	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of December 31, 2012 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,528, and a $56,528 gain on settlement of debt will be recognized in the first quarter of 2013.
(2)	Term facility is payable on demand and the facility is secured by certain assets of one of the Company’s shareholders. After ongoing negotiations between the bank and the Company, on January 31, 2013, $98,579 was paid in full satisfaction of the facility, resulting in a gain on settlement of debt of $14,371 which will be recognized in the first quarter of 2013.
(3)	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through December 2012. The interest rate at December 31, 2012 is 10.3%.

CAPITAL LEASES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Lease Obligations [Abstract]
Schedule Of Lease Payments For Capital Leases [Table Text Block]

Capital leases payable at March 31, 2013 and December 31, 2012 is associated with the South African Operations and consists of the following.

	March 31,	December 31,
	2013	2012

Capital lease payable, due in 49 monthly installments of $1,081, including interest at 10%, through April 2016	$36,150	$38,548

Capital lease payable, due in 32 monthly insallments of $800 including interest at 10%, through November 2014	15,123	17,183

Capital lease payable, due in 14 monthly installments of $1,470, including interest at 10%, through May 2013	2,993	7,389

Capital lease payable, due in 36 monthly installments of $1,022, including interest at 10%, through February 2015	22,817	25,363
Total capital leases payable	77,083	88,483
Current maturities	32,815	27,965
Capital leases payable, less current maturities	$44,268	$60,518

Capital leases payable at December 31, 2012 and 2011 is associated with the South African operations and consists of the following:

	December 31,	December 31,
	2012	2011

Capital lease payable, due in 49 monthly installments of $1,081, including interest at 10%, through April 2016	$38,548	$46,149

Capital lease payable, due in 32 monthly insallments of $800 including interest at 10%, through November 2014	17,183	24,186

Capital lease payable, due in 14 monthly installments of $1,470, including interest at 10%, through May 2013	7,389	23,211

Capital lease payable, due in 36 monthly installments of $1,022, including interest at 10%, through February 2015	25,363	33,897
Total capital leases payable	88,483	127,443
Current maturities	27,965	41,590
Capital leases payable, less current maturities	$60,518	$85,853

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Annual requirements for capital lease obligations are as follows:

March 31,	Amount
2013	$38,918
2014	32,592
2015	13,366
2016	2,228
Total minimum lease payments	87,104
Less: amount representing interest	(10,021)
Present Value of Net Minimum Lease Payments	$77,083

Annual requirements for capital lease obligations are as follows:

December 31,	Amount
2013	$43,502
2014	35,063
2015	16,526
2016	5,569
Total minimum lease payments	100,660
Less: amount representing interest	(12,140)
Present Value of Net Minimum Lease Payments	$88,520

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The income tax provision (benefit) consists of the following:

	2012	2011

Foreign
Current	$19,205	$-
Deferred	(170,962)	(103,300)
U.S. Federal
Current	-	-
Deferred	(791,395)	(299,558)
State and local
Current	-	-
Deferred	(93,105)	(35,242)
Change in valuation allowance	1,055,462	438,100
Income tax provision (benefit)	$19,205	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The provision (benefit) for income tax using the statutory U.S. federal tax rate is reconciled to the Company’s effective tax rate as follows:

	2012	2011

Loss before income taxes:
United States	$2,346,516	$890,941
Foreign	800,844	271,773
	$3,147,360	$1,162,714
Computed "expected" income tax expense (benefit)	$(1,070,100)	$(395,300)
State income taxes, net of federal benefit	(93,861)	(46,500)
Foreign rate differential	74,106	-
Travel, entertainment and other	53,660	3,700
Change in valuation allowance	1,055,400	438,100
Income tax expense (benefit)	$19,205	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Major components of deferred tax assets and liabilities at December 31, 2012 and 2011 were:

	2012	2011

Net operating loss carryforwards	$2,538,400	$1,660,200
Capital loss carryforwards	630,100	630,100
Investments	(80,400)	(86,700)
Foreign operations	274,236	103,300
Total deferred tax assets	3,362,336	2,306,900
Valuation allowance	(3,362,336)	(2,306,900)
Net deferred tax assets	$-	$-

STOCKHOLDER'S EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	Proceeds from the offering are summarized as follows.
Proceeds from sales of Class A and Class B warrants	$87,780
Legal and professional fees incurred for offering	(67,172)
$20,608

Schedule Of Additional Paid In Capital Adjustment [Table Text Block]

Warrant amortization is summarized as follows at December 31, 2012 and 2011 and for the years then ended:

	2012	2011

Added to additional paid-in capital	$169,200	$35,247
	$169,200	$35,247

Interest expense	90,636	35,247
Consulting expense	78,564	-
	$169,200	$35,247

RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule Of Due To Related Party Transactions, By Related Party [Table Text Block]

The Company has received non-interest bearing loans and advances from related parties. The amounts owed by the Company as of March 31, 2013 and December 31, 2012 are as follows:

	2013	2012

Hoot SA I, LLC	$12,191	$12,191
Chanticleer Investors, LLC	1,542	1,542
	$13,733	$13,733

The Company has received non-interest bearing loans and advances from related parties. The amounts owed by the Company as of December 31, 2012 and 2011 are as follows:

	2012	2011

Hoot SA I, LLC	$12,191	$15,409
Chanticleer Foundation, Inc.	-	10,750
Chanticleer Investors, LLC	1,542	4,045
	$13,733	$30,204

Schedule Of Due From Related Party Transactions By Related Party [Table Text Block]

The Company has earned income from and made advances to related parties. The amounts owed to the Company at March 31, 2013 and December 31, 2012 is as follows:

	2013	2012

Chanticleer Dividend Fund, Inc.	$69,281	$74,281
Hoot SA II, III, IV LLC	44,467	43,618
	$113,748	$117,899

The Company has earned income from and made advances to related parties. The amounts owed to the Company at December 31, 2012 and 2011 is as follows:

	2012	2011

Chanticleer Investors II, LLC	$19,864	$1,485
Chanticleer Dividend Fund, Inc.	74,281	74,281
Hoot SA II, III, IV LLC	43,618	825
	$137,763	$76,591

Schedule Of Revenue From Related Party Transactions, By Related Party [Table Text Block]	The Company had management income from its affiliates in 2012 and 2011, as follows:
	2012	2011

Chanticleer Investors II, LLC	$30,743	$1,485
North American Energy Resources, Inc.	-	1,750
	$30,743	$3,235

SEGMENTS OF BUSINESS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

Financial information regarding the Company's segments is as follows for the three months ended March 31, 2013 and 2012.

Three months ended March 31, 2013

	Management	Restaurants	Total

Revenues	$25,000	$1,642,122	$1,667,122

Interest expense	$26,222	$10,721	$36,943

Depreciation and amortization	$2,190	$112,034	$114,224

Loss from continuing operations	$(621,849)	$(149,793)	$(771,642)
Income from discontinued operations			9,468
Non-controlling interest			24,331
Net loss			$(737,843)

Assets	$1,143,885	$4,466,740	$5,610,625
Non-restaurant investments			1,083,185
			$6,693,810

Liabilities	$457,231	$1,431,232	$1,888,463

Expenditures for non-current assets	$-	$23,839	$23,839

Three months ended March 31, 2012

	Management	Restaurants	Total

Revenues	$25,000	$1,387,495	$1,412,495

Interest expense	$171,352	$13,758	$185,110

Depreciation and amortization	$2,190	$77,834	$80,024

Loss from continuing operations	$(494,774)	$(209,666)	$(704,440)
Loss from discontinued operations			(61,863)
Non-controlling interest			62,518
Net loss			$(703,785)

Assets	$1,887,587	$2,580,139	$4,467,726
Non-restaurant investments			962,735
			$5,430,461

Liabilities	$4,581,483	$1,120,350	$5,701,833

Expenditures for non-current assets	$-	$316,683	$316,683

Financial information regarding the Company's segments is as follows for 2012 and 2011.

Year ended December 31, 2012

	Management	Restaurants	Total

Revenues	$130,743	$6,752,323	$6,883,066

Interest expense	$421,587	$53,339	$474,926

Depreciation and amortization	$8,768	$374,686	$383,454

Net loss before non-controlling interest	$(2,403,901)	$(990,632)	$(3,394,533)
Non-controlling interest			227,968
Net loss			$(3,166,565)

Assets	$1,606,059	$4,990,372	$6,596,431
Non-restaurant investments			1,050,000
Total Assets			$7,646,431

Total Liabilities	$338,537	$1,779,341	$2,117,878

Expenditures for non-current assets	$2,898	$1,170,903	$1,173,801

Year ended December 31, 2011

	Management	Restaurants	Total

Revenues	$496,402	$980,247	$1,476,649

Interest expense	$118,995	$64,472	$183,467

Depreciation and amortization	$8,013	$71,529	$79,542

Net loss before non-controlling interest	$(1,035,763)	$(228,258)	$(1,264,021)
Non-controlling interest			101,307
Net loss			$(1,162,714)

Assets	$950,966	$2,762,782	$3,713,748
Non-restaurant investments			1,084,951
			$4,798,699

Total Liabilities	$3,327,318	$985,613	$4,312,931

Expenditures for non-current assets	$2,808	$217,003	$219,811

Schedule Of Revenue, Operating Loss, and Long Lived Assets By Geographic Area [Table Text Block]

The following are revenues, operating loss, and long-lived assets by geographic area as of and for the years ended December 31:

Revenue:	2012	2011
United States	$130,743	$496,402
South Africa	6,284,186	980,247
Hungary	468,137	-
	$6,883,066	$1,476,649

Operating loss:	2012	2011
United States	$(1,968,352)	$(693,552)
South Africa	(539,178)	(262,286)
Hungary	(378,933)	-
	$(2,886,463)	$(955,838)

Long-lived assets, end of year:	2012	2011
United States	$1,626,903	$1,649,049
South Africa	1,866,855	1,835,411
Hungary	909,828	-
Australia	1,066,915	672,175
Brazil	145,555	101
	$5,616,056	$4,156,736

COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Rent obligations for our five restaurants are presented below:
2013	$525,938
2014	531,307
2015	482,003
2016	321,050
thereafter	584,723
Totals	$2,445,021
Rent obligations for our five restaurants are presented below:
2013	$556,752
2014	588,855
2015	532,098
2016	401,658
thereafter	615,198
Totals	$2,694,561

DISCLOSURES ABOUT FAIR VALUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

Fair Value Measurement Using
Quoted prices
		in active	Significant
		markets of	other	Significant
		identical	observable	Unobservable
	Recorded	assets	inputs	Inputs
	value	(Level 1)	(Level 2)	(Level 3)

March 31, 2013
Assets:
Available-for-sale securities	$33,185	$31,685	$1,500	$-

December 31, 2012
Assets:
Available-for-sale securities	$56,949	$55,449	$1,500	$-

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

	Fair Value Measurement Using
	Recorded value	Quoted prices in active markets of identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2012
Assets:
Available-for-sale securities	$56,949	$55,449	$1,500	$-

December 31, 2011
Assets:
Available-for-sale securities	$318,353	$316,853	$1,500	$-

NATURE OF BUSINESS (Details Textual) (USD $)	3 Months Ended			12 Months Ended		18 Months Ended					1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Aug. 10, 2011	May 29, 2009	Jan. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Dine Out [Member]	Dec. 31, 2012 KPL [Member]	Dec. 31, 2012 DFLO [Member]	Dec. 31, 2012 TPL [Member]	Dec. 31, 2012 CPL [Member]	Dec. 31, 2012 DLOG [Member]	Dec. 31, 2012 CRK [Member]	Dec. 31, 2012 CHL [Member]	Dec. 31, 2012 C&S [Member]
Stockholders' Equity Note, Stock Split				Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in all periods presented.
Entity Incorporation, State Country Name												England and Wales	South Africa	South Africa	South Africa	South Africa	South Africa	Hungary and Poland	South Africa	South Africa
Entity Incorporation, Date Of Incorporation												Oct 29, 2009	Aug 30, 2011	Aug 16, 2011	Aug 18, 2011	Aug 29, 2011	Aug 27, 2011	Oct 12, 2011	Mar 24, 2009	Oct 1, 2011
Equity Method Investment, Ownership Percentage	49.00%			49.00%		49.00%				23.00%		89.00%	90.00%	82.00%	88.00%	90.00%	88.00%	80.00%	50.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Parent													10.00%	18.00%	12.00%	10.00%	12.00%	20.00%
Assets, Current	$ 1,139,221			$ 2,030,375	$ 641,963	$ 1,139,221
Liabilities, Current	1,623,063			1,772,852	3,720,486	1,623,063
Working Capital Balance(Deficit)	483,842			257,523	(3,078,523)	483,842
Net Income (Loss) Attributable To Parent	(737,843)	(703,785)		(3,166,565)	(1,162,714)
Other Comprehensive Income (Loss), Available-For-Sale Securities Adjustment, Before Tax, Portion Attributable To Parent	(23,764)	(105,618)		(261,404)	(13,005)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net Of Tax	13,516	(8,714)		29,013	(4,372)
Other comprehensive income (loss)	(748,091)	(818,117)		(3,398,956)	(1,180,091)
Approximate General and Administrative Expenses	730,000			650,000
Going Concern Description	Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in its Hooters restaurant which was opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.			In addition, as announced in March 2013, we will be exiting operating our investment management subsidiary which we believe will save us approximately $50,000 per quarter starting with the second quarter of 2013. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. In August 2012, the Company opened a restaurant in Budapest, Hungary, and shares 80% of the profits. The Company also shares 49% of the profits in our Hooters location opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.
Line of Credit, Current							500,000
Notes Payable To Bank	234,121			236,110	242,964	234,121
Debt Instrument, Maturity Date	Aug 31, 2013		Jan 4, 2012	Aug 31, 2013
Line of Credit Facility, Amount Outstanding	235,902			361,586		235,902			2,000,000
Other Liabilities								170,686
Gain on extinguishment of debt	70,900	0				72,108
Payment Of Bank Liabilities	99,000					98,578
Director Sitting Fee											100,000
Professional Fees				$ 150,000

SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,001,458	2,557,008
Equity Investments Description			The Company also has equity investments in which it owns less than 20% which are stated at cost.
Finite-Lived Intangible Asset, Useful Life			20 years
Accounting Standards Update 2012-02 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description			On July 27, 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The Update simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. Examples of intangible assets subject to the guidance include indefinite-lived trademarks, licenses, and distribution rights. The amendment allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is "more likely than not" that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeded its fair value, an impairment loss was recognized in an amount equal to the difference. The amendments in this Update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company is currently evaluating the impact of this Update, but does not expect the Update to have a material impact on the consolidated financial statements.
Accounting Standards Update 2013-02 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The standard is intended to improve the reporting of reclassifications out of accumulated other comprehensive income of various components. The amendments in this Update are effective for annual and interim periods beginning after December 15, 2012. The adoption of ASC No. 2013-12 did not have a material impact on the company's consolidated financial statements.

ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Details) (USD $)	Dec. 31, 2012
Current assets, excluding cash and cash equivalents	$ 138,801
Property and equipment and intangible assets	1,985,799
Total assets excluding cash and cash equivalents	2,124,600
Liabilities assumed	953,917
Non-controlling interest	645,436
Prior investment of the Company	320,247
Purchase price (net assets acquired)	205,000
Cash paid	$ 205,000

ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Net revenues	$ 4,840,914
Net earnings (loss)	$ (1,031,135)
Net earnings (loss) per share, basic and diluted (in dollars per share)	$ (0.44)

ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 29, 2009
Equity Method Investment, Ownership Percentage	49.00%	49.00%		23.00%
Other Liabilities, Current	$ 357,759	$ 547,646	$ 593,928
KPL [Member]
Equity Method Investment, Ownership Percentage		90.00%
DFLO [Member]
Equity Method Investment, Ownership Percentage		82.00%
TPL [Member]
Equity Method Investment, Ownership Percentage		88.00%
CPL [Member]
Equity Method Investment, Ownership Percentage		90.00%
C&S [Member]
Equity Method Investment, Ownership Percentage		100.00%
DLOG [Member]
Equity Method Investment, Ownership Percentage		88.00%

DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Cash	$ 27,938		$ 24,471
Due from related parties	61,820		19,864
Assets from discontinued operations	89,758		44,335
Accounts payable	21,234		14,328
Liabilities from discontinued operations	21,234		14,328
Revenues from Chanticleer Investors II, LLC	61,793	0
Expenses	52,325	61,863
Net income (loss) from discontinued operations	$ 9,468	$ (61,863)

INVESTMENTS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale investments at fair value	$ 33,185	$ 56,949	$ 318,353
Total	$ 33,185	$ 56,949	$ 318,353

INVESTMENTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Cost at beginning of year	$ 263,331	$ 284,473	$ 263,331
Contributed to the Company by it's CEO	0	125,331
Received as management fees	0	1,500
Other than temporary decline in available-for-sale securities	0	(147,973)
Cost at end of year	263,331	263,331	263,331
Unrealized gain (loss)	(206,382)	55,022	(230,146)
Total	$ 56,949	$ 318,353	$ 33,185

INVESTMENTS (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost	$ 263,331	$ 263,331	$ 263,331	$ 284,473
Unrecognized Holding Gains (Losses)	(230,146)	(206,382)	55,022
Fair Value	33,185	56,949	318,353
Realized Holding Loss		0	(147,973)
Loss on Sale	0	0	0
Remodel Auction [Member]
Cost			0
Unrecognized Holding Gains (Losses)			0
Fair Value			0
Realized Holding Loss			(900)
Loss on Sale			0
North Carolina Natural Energy [Member]
Cost	1,500	1,500	1,500
Unrecognized Holding Gains (Losses)	0	0	0
Fair Value	1,500	1,500	1,500
Realized Holding Loss	0	0	0
Loss on Sale	0	0	0
North American Energy One [Member]
Cost	126,000	126,000	126,000
Unrecognized Holding Gains (Losses)	(117,600)	(111,300)	(42,000)
Fair Value	8,400	14,700	84,000
Realized Holding Loss	0	0	0
Loss on Sale	0	0	0
North American Energy Two [Member]
Cost	10,500	10,500	10,500
Unrecognized Holding Gains (Losses)	(8,700)	(7,350)	7,500
Fair Value	1,800	3,150	18,000
Realized Holding Loss	0	0	0
Loss on Sale	0	0	0
North American Energy Three [Member]
Cost	125,331	125,331	125,331
Unrecognized Holding Gains (Losses)	(103,846)	(87,732)	89,522
Fair Value	21,485	37,599	214,853
Realized Holding Loss	0	0	0
Loss on Sale	0	0	0
Efftec International Inc [Member]
Cost			0
Unrecognized Holding Gains (Losses)			0
Fair Value			0
Realized Holding Loss			(22,500)
Loss on Sale			0
Hitech Stages [Member]
Cost			0
Unrecognized Holding Gains (Losses)			0
Fair Value			0
Realized Holding Loss			(124,573)
Loss on Sale			$ 0

INVESTMENTS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 26, 2006
Investments accounted for under the equity method	$ 1,052,668	$ 1,066,915	$ 815,550	$ 87,200
Investments accounted for under the cost method	1,050,000	1,050,000	766,598	766,598	250,000
Total	$ 2,102,668	$ 2,116,915	$ 1,582,148

INVESTMENTS (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 1,066,915	$ 815,550	$ 815,550	$ 87,200
Equity in earnings (loss)	(14,247)	(10,538)	(14,803)	(76,113)
New investments	0		409,543	812,604
Reclassification of investments	0		(143,375)	0
Distributions received			0	(8,141)
Balance, end of year	1,052,668		1,066,915	815,550
Hoot Sa Total [Member]
Balance, beginning of year		143,274	143,274
Equity in earnings (loss)			0	(9,256)
Balance, end of year			0	143,274
Hoot Campbelltown Pty Ltd [Member]
Balance, beginning of year	555,331	570,134	570,134
Equity in earnings (loss)	(14,247)	(10,538)	(14,803)	(66,857)
Balance, end of year	541,084		555,331	570,134
Second Hooters Location [Member]
Balance, end of year	511,584		511,584	102,041
Brazil [Member]
Balance, end of year			$ 0	$ 101

INVESTMENTS (Details 5) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Equity in earnings (loss):
Equity in earnings (losses) of investments	$ (14,247)	$ (10,538)	$ (14,803)	$ (76,113)
Distributions:
Distributions received			0	(8,141)
Hoot Sa Total [Member]
Equity in earnings (loss):
Equity in earnings (losses) of investments			0	(9,256)
Hoot Campbelltown Pty Ltd [Member]
Equity in earnings (loss):
Equity in earnings (losses) of investments	(14,247)	(10,538)	(14,803)	(66,857)
Hoot S.A.One, LLC [Member]
Distributions:
Distributions received			0	6,248
Hoot S.A. Two, LLC [Member]
Distributions:
Distributions received			$ 0	$ 1,893

INVESTMENTS (Details 6) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 634,574	$ 1,108,063	$ 3,348,928	$ 3,364,265
Gross profit	444,896	781,253	2,381,245	2,122,073
Recurring expenses	473,972	706,147
Pre-opening costs	0	96,613
Income (loss) from continuing operations	(29,076)	(21,507)	(30,208)	131,949
Net income (loss)	$ (29,076)	$ (21,507)	$ (30,208)	$ 131,949

INVESTMENTS (Details 7) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 549,967	$ 604,147	$ 58,975
Non-current assets	2,887,581	2,909,276	1,646,508
TOTAL ASSETS	3,437,548	3,513,423	1,705,483
LIABILITIES
Current liabilities	1,013,253	1,057,911	76,035
PARTNER'S EQUITY	2,424,295	2,455,512	1,629,448
TOTAL LIABILITIES AND PARTNERS' EQUITY	$ 3,437,548	$ 3,513,423	$ 1,705,483

INVESTMENTS (Details 8) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 26, 2006
Investments at cost:
Balance, beginning of year	$ 1,050,000	$ 766,598	$ 766,598	$ 250,000
Impairment	0	(16,598)	0
New investments	0	300,000	0
Total	$ 1,050,000	$ 1,050,000	$ 766,598	$ 250,000

INVESTMENTS (Details 9) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 26, 2006
Investments accounted for under the cost method	$ 1,050,000	$ 1,050,000	$ 766,598	$ 766,598	$ 250,000
Chanticleer Investors, LLC [Member]
Investments accounted for under the cost method	800,000	800,000	500,000
Edison Nation LLC [Member]
Investments accounted for under the cost method	250,000	250,000	250,000
Chanticleer Investors II, LLC [Member]
Investments accounted for under the cost method		$ 0	$ 16,598

INVESTMENTS (Details Textual) (USD $)	3 Months Ended		12 Months Ended							12 Months Ended						1 Months Ended			12 Months Ended		3 Months Ended		3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended				12 Months Ended						12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 29, 2009	Jan. 26, 2006	Mar. 31, 2013 Australia [Member]	Dec. 31, 2012 Australia [Member]	Dec. 31, 2010 Hoot S.A. [Member]	Dec. 31, 2012 Hoot Campbelltown Pty Ltd [Member]	Mar. 31, 2013 Hoot Campbelltown Pty Ltd [Member] Australia [Member]	Mar. 31, 2013 Hoot Campbelltown [Member]	Dec. 31, 2012 Hoot S.A.One, LLC [Member]	Dec. 31, 2012 Hoot S.A. Two, LLC [Member]	Jan. 31, 2006 Ee Investors Llc [Member]	Jan. 26, 2006 Ee Investors Llc [Member]	Dec. 31, 2012 Dine Out [Member]	Dec. 31, 2009 Remodel Auction [Member]	Dec. 31, 2011 North Carolina Natural Energy [Member]	Jun. 30, 2009 North American Energy One [Member]	Mar. 31, 2013 Second Hooters Location [Member] Australia [Member]	Mar. 31, 2013 North American Energy Two [Member]	Mar. 31, 2010 North American Energy Two [Member]	Dec. 31, 2012 North American Energy Two [Member]	Dec. 31, 2011 North American Energy Two [Member]	Jun. 30, 2011 North American Energy Three [Member]	Mar. 31, 2013 North American Energy Three [Member]	Dec. 31, 2012 North American Energy Three [Member]	Dec. 31, 2011 North American Energy Three [Member]	Mar. 31, 2013 North American Energy Resources [Member]	Dec. 31, 2012 North American Energy Resources [Member]	Dec. 31, 2011 North American Energy Resources [Member]	Sep. 30, 2011 Efftec International Inc [Member]	Dec. 31, 2010 Efftec International Inc [Member]	Sep. 30, 2011 Hitech Stages [Member]	Jun. 30, 2010 Hitech Stages [Member] Dine Out [Member]	Jul. 31, 2012 Chanticleer Investors Llc [Member]	Jan. 31, 2011 Chanticleer Investors Llc [Member]	May 29, 2009 Chanticleer Investors Llc [Member]	May 31, 2009 Chanticleer Investors Llc [Member]	Dec. 31, 2011 Chanticleer Investors Llc [Member]	Dec. 31, 2010 Chanticleer Investors Llc [Member]	Dec. 31, 2006 Chanticleer Investors Llc [Member]	Dec. 31, 2012 Chanticleer Investors Llc [Member]	Jan. 24, 2011 Chanticleer Investors Llc [Member]	Apr. 18, 2006 Chanticleer Investors Llc [Member]	Dec. 31, 2012 Hoot Surfers Paradise [Member] Hoot Campbelltown [Member]	Dec. 31, 2012 Chanticleer Investors II, LLC [Member]
Shares Acquired For Management Services																			334	100,000,000				150,000											150,000
Share Acquired For Management Services, Cost																			$ 275,000	$ 1,500				$ 10,500											$ 22,500
Value Of Shares Acquired For Management Services Cost																										18,000
Maximum Percentage Of Share Diluted, Description																				1.00%
Shares Acquired In Exchange Of Property Investments																					700,000
Exchange Of Property Investments, Value																					126,000
Contibution Of Shares By Ceo																											1,790,440
Value Of Shares Contibution By Ceo																											125,331
Share Price																															$ 0.012	$ 0.02	$ 0.12
Unrealized Loss (Gain) on Securities																							8,700		7,350	7,500		103,846	87,732	89,522	117,600	111,300	42,000
Market Value Of Shares Contibution By Ceo																													37,599	214,853
Additional Shares To Be Acquired For Management Services																																			150,000
Additional Shares To Be Acquired For Management Services, Per Share Value																																			0.15
Market Value Of Acquired Per Share, Description																																		dropped to less than $0.01 per share
Shares Exchanged To Related Party																																					150,450
Decrease In Stock Price, Related Party																																				$ 0
Equity Method Investment, Ownership Percentage	49.00%		49.00%			23.00%		49.00%	49.00%		49.00%	49.00%	49.00%	20.00%	20.00%			89.00%				49.00%																			23.00%				22.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest										50.00%																																						49.00%
Shares Acquired From Related Party																																					275,000
Initial General Partner Ownership Interest										10.00%
Remaining General Partner Ownership Interest										40.00%
General Partner Ownership Interest, Owned By Company Partner																																																51.00%
Cost Method Investment, Net Sales Proceeds																																								575,000			75,000
Cost Method Investment, Ownership Percentage																																									23.00%
Reduction In Cost Method Investment Ownership Percentage																																									11.50%
Units Sold, Related Party																																															5,000,000
Principal Asset, Convertible Note																																															5,000,000
Percentage Of Principal Asset Convertible Into Common Stock																																															2.00%
Debt Instrument, Interest Rate, Stated Percentage																																															6.00%
Debt Instrument, Maturity Date	Aug 31, 2013	Jan 4, 2012	Aug 31, 2013																																									May 24, 2009
Debt Instrument Extended Maturity Date																																												Nov 4, 2010
Debt Instrument Interest Rate Increase Percentage																																												8.00%
Acquisition Of Investment																																								1,150,000
Notes Receivable, Related Parties																																														5,000,000
Management Fee, Description																																								Under the original arrangement, the Company received 2% of the 6% interest as a management fee
Management Fee Received (quarterly)																																							6,625	25,000
Investment Interest Rate																																								4.00%
Investment Income, Interest (quarterly)																																							11,500	11,500
Investments In Related Party																																										3,550,000
Percentage Of Investments In Related Party																																										3.10%
Share Investments In Related Party																																										500,000
Individual Investor Ownership Amount																																										1,750,000
Investments accounted for under the cost method	1,050,000		1,050,000	766,598	766,598		250,000										250,000
Business Acquisition, Description of Acquired Entity																We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC
Professional Fees Paid																																																	16,598
Professional Fees Written Off																																																	16,598
Payments to Acquire Additional Interest in Subsidiaries																																						$ 300,000

PROPERTY AND EQUIPMENT (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 2,933,361	$ 2,909,522	$ 1,754,703
Accumulated depreciation	(706,424)	(593,376)	(249,644)
Property and equipment, net	2,226,937	2,316,146	1,505,059
Office and Computer Equipment [Member]
Property, Plant and Equipment, Gross	35,076	35,076	32,179
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	47,686	47,686	67,794
Construction In Progress [Member]
Property, Plant and Equipment, Gross		0	217,001
Restaurant Furnishings and Equipment [Member]
Property, Plant and Equipment, Gross	$ 2,850,599	$ 2,826,760	$ 1,437,729

PROPERTY AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets Net	$ 82,941		$ 96,230	$ 131,544
Capital Leases, Income Statement, Amortization Expense	13,289	8,243	35,314	9,869
Depreciation	109,091	76,265	364,645	74,238
South African Restaurants [Member]
Capital Leased Assets Net	$ 141,413		$ 141,413

INTANGIBLE ASSETS, NET (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 673,572			$ 598,572		$ 346,140
Accumulated amortization	(43,873)			(38,740)		(21,056)
Intangible assets, net	629,699			559,832		325,084
Amortization expense	5,133		3,759	18,809		5,304
South Africa [Member]
Finite-Lived Intangible Assets, Gross	433,888			358,888		346,140
Brazil [Member]
Finite-Lived Intangible Assets, Gross	135,000	[1]		135,000	[2]	0	[2]
Hungary [Member]
Finite-Lived Intangible Assets, Gross	$ 104,684			$ 104,684		$ 0

[1]	The Brazil franchise cost and $75,000 of the South Africa franchise cost are not being amortized until we open the restaurants.
[2]	The Brazil franchise cost is not being amortized until we open a restaurant.

INTANGIBLE ASSETS, NET (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2013	$ 23,179	$ 23,179
2014	23,179	23,179
2015	23,179	23,179
2016	23,179	23,179
2017	23,179	23,179
Thereafter	303,804	308,937
Totals	$ 419,699	$ 424,832

INTANGIBLE ASSETS, NET (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Franchise Agreement Expected Term	20 year	20 year
Goodwill	$ 396,487	$ 396,487	$ 396,487
Amortised Franchised Cost	$ 75,000

LONG-TERM DEBT AND NOTES PAYABLE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012; collateralized by a certificate of deposit owned by a shareholder; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt. Line was paid off after the June 2012 offering.		$ 0	$ 1,165,000
Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	234,121	236,110	242,964
18% convertible notes payable; interest payable quarterly; due on the six-month anniversary of the date issued; convertible under the same terms as the subsequent capital raised in connection with a public offering of the Company's securities		0	1,625,000
Current maturities of long-term debt and notes payable		236,110	3,032,964
Notes payable and current portion of long-term debt	234,121	236,110	2,796,855
Long-term debt, less current portion		$ 0	$ 236,109

LONG-TERM DEBT AND NOTES PAYABLE (Details Textual) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Aug. 10, 2011	Mar. 31, 2013 Credit Agreement [Member]	Apr. 11, 2013 Subsequent Event [Member]	Dec. 31, 2012 Line Of Credit [Member]	Mar. 31, 2013 Notes Payable To Banks [Member]	Dec. 31, 2012 Notes Payable To Banks [Member]
Line of Credit Facility, Collateral Fees, Amount								$ 2,000,000
Line of Credit Facility, Collateral								The Company pays the shareholder whose certificate of deposit is used as collateral on the $2,000,000 line of credit 1% of the outstanding balance on the line of credit monthly.
Line of Credit Facility, Interest Rate Description						Borrowings under the Credit Agreement bear monthly interest at the greater of: (i) floor rate of 5.00% or (ii) the Wall Street Journal's prime plus rate (currently 3.25%) plus 1.00%. All unpaid principal and interest are due one (1) year after the Closing Date. Any borrowings are secured by a lien on all of the Company's assets.		Prime +0.5% (minimum of 4.5%)	Prime + 1% (minimum of 5.5%)	Prime + 1% (minimum of 5.5%)
Line Of Credit Facility Expiration Date1								Aug 20, 2012	Aug 10, 2013	Aug 10, 2013
Line of Credit Facility, Description								$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012
Line of Credit Facility, Periodic Payment									1,739	1,739
Debt Instrument, Convertible, Effective Interest Rate		10.00%	18.00%
Debt Instrument Convertible Interest Payable Terms								June 2012
Debt Instrument Convertible Principal Balance		25,000
Related Party Transaction, Due from (to) Related Party		25,000
Debt Instrument, Face Amount		711,500
Debt Instrument Accrued Interest		19,588
Additional Line Of Credit Facility Revolving Credit							500,000
Line of Credit Facility, Amount Outstanding	235,902		361,586		2,000,000		734,000
Notes Payable, Current							$ 234,000
Note Payable Expiration Date						Aug 10, 2013
Debt Instrument, Maturity Date	Aug 31, 2013	Jan 4, 2012	Aug 31, 2013
Stock Issued During Period, Shares, Conversion Of Convertible Securities		206,143
Common Stock, Par Or Stated Value Per Share	$ 0.0001	$ 3.5	$ 0.0001	$ 0.0001

OTHER LIABILITIES (Details) (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Bank overdraft facilities	$ 188,442	[1]	$ 254,251	[2]	$ 255,607	[2]
Term facility	0	[3]	112,950	[3]	112,950	[3]
Term facility	169,317	[4]	180,445	[5]	225,371	[5]
Short-term Debt	357,759		547,646		593,928
Other current liabilities	235,902		361,586		330,607
Other liabilities	$ 121,857		$ 186,060		$ 263,321

[1]	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of March 31, 2013 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,529, and a $56,529 gain on settlement of debt was recognized in the first quarter of 2013.
[2]	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of December 31, 2012 is 11%. The facilities are reviewed annually and are payable on demand. Concurrently with the January 31, 2013 mentioned in (2) below, the Company was released from a facility totaling $56,528, and a $56,528 gain on settlement of debt will be recognized in the first quarter of 2013.
[3]	Term facility is payable on demand and the facility is secured by certain assets of one of the Company's shareholders. After ongoing negotiations between the bank and the Company, on January 31, 2013, $98,579 was paid in full satisfaction of the facility, resulting in a gain on settlement of debt of $14,371 which will be recognized in the first quarter of 2013.
[4]	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through March 2013. The interest rate at March 31, 2013 is 10.3%.
[5]	The monthly payments of principal and interests of the term facility total approximately $5,000 and have been made for the period from October 1, 2011 through December 2012. The interest rate at December 31, 2012 is 10.3%.

OTHER LIABILITIES (Details Textual) (USD $)	3 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Line of Credit Facility, Maximum Borrowing Capacity	260,000	260,000	$ 260,000	$ 260,000
Unsecured Debt [Member]
Line of Credit Facility, Interest Rate During Period	10.30%	10.30%
Repayments of Short-term Debt			5,000	5,000
Secured Debt [Member]
Repayments of Debt	98,579
Gain (Loss) on Repurchase of Debt Instrument	14,371
Bank Overdrafts [Member]
Line of Credit Facility, Interest Rate During Period	11.00%	11.00%
Repayments of Debt	56,529	56,528
Gain (Loss) on Repurchase of Debt Instrument	56,529	56,528

CAPITAL LEASES PAYABLE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total capital leases payable	$ 77,083	$ 88,483	$ 127,443
Current maturities	32,815	27,965	41,590
Capital leases payable, less current maturities	44,268	60,518	85,853
April 2016 [Member]
Total capital leases payable	36,150	38,548	46,149
November 2014 [Member]
Total capital leases payable	15,123	17,183	24,186
May 2013 [Member]
Total capital leases payable	2,993	7,389	23,211
February 2015 [Member]
Total capital leases payable	$ 22,817	$ 25,363	$ 33,897

CAPITAL LEASES PAYABLE (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2013	$ 38,918	$ 43,502
2014	32,592	35,063
2015	13,366	16,526
2016	2,228	5,569
Total minimum lease payments	87,104	100,660
Less: amount representing interest	(10,021)	(12,140)
Present Value of Net Minimum Lease Payments	$ 77,083	$ 88,520

CAPITAL LEASES PAYABLE (Details Textual) (USD $)	3 Months Ended
Mar. 31, 2013
April 2016 [Member]
Number Of Monthly Installments	49
Interest Expense, Lessee, Assets Under Capital Lease	$ 1,081
Capital Lease Payable Interest Rate	10.00%
November 2014 [Member]
Number Of Monthly Installments	32
Interest Expense, Lessee, Assets Under Capital Lease	800
Capital Lease Payable Interest Rate	10.00%
May 2013 [Member]
Number Of Monthly Installments	14
Interest Expense, Lessee, Assets Under Capital Lease	1,470
Capital Lease Payable Interest Rate	10.00%
February 2015 [Member]
Number Of Monthly Installments	36
Interest Expense, Lessee, Assets Under Capital Lease	$ 1,022
Capital Lease Payable Interest Rate	10.00%

INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Foreign
Current			$ 19,205	$ 0
Deferred			(170,962)	(103,300)
U.S. Federal
Current			0	0
Deferred			(791,395)	(299,558)
State and local
Current			(93,861)	(46,500)
Deferred			(93,105)	(35,242)
Change in valuation allowance			1,055,400	438,100
Income tax provision (benefit)	$ 9,091	$ 0	$ 19,205	$ 0

INCOME TAXES (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Loss before income taxes:
Results of Operations, Income before Income Taxes			$ 3,147,360	$ 1,162,714
Computed "expected" income tax expense (benefit)			(1,070,100)	(395,300)
State income taxes, net of federal benefit			(93,861)	(46,500)
Foreign rate differential			74,106	0
Travel, entertainment and other			53,660	3,700
Change in valuation allowance			1,055,400	438,100
Income tax expense (benefit)	9,091	0	19,205	0
United States [Member]
Loss before income taxes:
Results of Operations, Income before Income Taxes			2,346,516	890,941
Foreign [Member]
Loss before income taxes:
Results of Operations, Income before Income Taxes			$ 800,844	$ 271,773

INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 2,538,400	$ 1,660,200
Capital loss carryforwards	630,100	630,100
Investments	(80,400)	(86,700)
Foreign operations	274,236	103,300
Total deferred tax assets	3,362,336	2,306,900
Valuation allowance	(3,362,336)	(2,306,900)
Net deferred tax assets	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforwards	$ 2,538,400	$ 1,660,200
Operating Loss Carryforwards, Expiration Dates	beginning in 2024 through 2031
Capital loss carryforwards	630,100	630,100
Capital Loss Carryforwards Expiration Dates	between 2015 and 2016
Unrecognized Tax Benefits	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	0	0
Valuation Allowance, Amount	1,055,462	438,100
State and Local Jurisdiction [Member]
Net operating loss carryforwards	6,680,000	4,369,000
Foreign Tax Authority [Member]
Net operating loss carryforwards	1,073,000	272,000
Beginning 2015 To 2016 [Member]
Capital loss carryforwards	$ 1,658,000

STOCKHOLDER'S EQUITY (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Proceeds from sales of Class A and Class B warrants	$ 87,780
Legal and professional fees incurred for offering	(67,172)
Proceeds from Issuance or Sale of Equity	$ 20,608

STOCKHOLDER'S EQUITY (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Added to additional paid-in capital			$ 169,200	$ 35,247
Adjustment For Amortization	48,569	23,495	169,201	35,247
Interest expense			90,636	35,247
Consulting expense			78,564	0
Other Additional Capital			$ 169,200	$ 35,247

STOCKHOLDER'S EQUITY (Details Textual) (USD $)	1 Months Ended					12 Months Ended
	Aug. 31, 2012	May 31, 2012	Mar. 28, 2012	Sep. 23, 2011	Jul. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	May 08, 2012	Oct. 19, 2011	Aug. 10, 2011	Apr. 10, 2011	Mar. 31, 2011	Mar. 30, 2011 Convertible Notes Payable [Member]
Common stock, shares authorized						20,000,000	200,000,000	20,000,000
Common stock, par value (in dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001					$ 3.5
Common stock, shares outstanding						3,698,896	1,506,061	3,698,896
Common stock, shares issued					5,000	3,698,896	1,249,446	3,698,896	5,000					206,143
Services (in shares)		5,000
Services		$ 32,400				$ 32,400	$ 74,573
Stockholders' Equity, Reverse Stock Split						Effective May 11, 2012, the Company's common stock was reverse split, 1 share for each 2 shares issued, pursuant to a majority vote of the Company's shareholders. All share references have been adjusted as if the split occurred in to all periods presented.
Stockholders' Equity Note, Stock Split, Conversion Ratio						0.5
Stock Issued During Period, Shares, New Issues						2,444,450
Registration Statement Description						The Company filed a Form S-1 Registration Statement under the Securities Act of 1933 which was declared effective on June 21, 2012.
Stock Issued During Period New Issues Price Per Share						$ 4.5
Warrant Redeemable						5 years
Warrants Exercisable Price Per Share						$ 5
Proceeds From Issuance Of Units And Warrants						11,000,000
Net Proceeds From Issuance Of Units and Warrants						7,200,000
Outstanding Indebtedness Converted In To Units and Warrants						1,900,000
Non Controlling Interest Converted In To Units and Warrants						1,000,000
Treasury stock cancelled (in shares)	256,615
Convertible Notes Payable, Current						0	1,625,000							711,500
Interest Payable, Current														19,588
Consulting Contract Exchange For Common Stock						0	44,850
Exchange For Consulting Services					21,500
Common Stock Shares Issued For Consulting Services				7,500
Common Stock Shares Issued For Services Performance				1,375
Exchange For Services Performance				8,223
Common Stock Shares Issued For Cash										84
Common Stock Value Issued Exchange For Cash										500
Warrant Subscription Price							$ 0.04
Class of Warrant or Right, Outstanding							1,097,254
Line Of Credit Facility, Amount Outstanding						361,586		235,902			2,000,000
Class A Of Warrants, Exercise Price							$ 5.5
Class B Of Warrants, Exercise Price							7
Class A Warrant Or Rights Exercisable							100,000
Class B Warrant Or Rights Exercisable							112,500
Class A Of Warrant Or Right Exercisable Price Of Warrants Or Rights							5.5
Class A Of Warrant Or Right Exercisable Price Of Warrants Or Rights Terms							10 years
Class B Of Warrant Or Right Exercisable Price Of Warrants Or Rights							$ 7
Class B Of Warrant Or Right Exercisable Price Of Warrants Or Rights Terms							10 years
Warrants Valued												$ 906,351
Issuance Of Warrants For Consulting Services One			125,000
Issuance Of Warrants For Consulting Services Two			25,000
Issuance Of Warrants, Price Per Share One			$ 6.5
Issuance Of Warrants, Price Per Share Two			$ 8
Warrants Issuance Term						five year
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used			518,599
Services Term						six month

RELATED PARTY TRANSACTIONS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Due to related parties	$ 13,733	$ 13,733	$ 30,204
Hoot SA I, LLC [Member]
Due to related parties	12,191	12,191	15,409
Chanticleer Foundation, Inc [Member]
Due to related parties		0	10,750
Chanticleer Investors, LLC [Member]
Due to related parties	$ 1,542	$ 1,542	$ 4,045

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Due from related parties	$ 113,748	$ 117,899	$ 76,591
Chanticleer Investors II, LLC [Member]
Due from related parties		19,864	1,485
Chanticleer Dividend Fund, Inc [Member]
Due from related parties	69,281	74,281	74,281
Hoot SA II and IV, LLC's [Member]
Due from related parties	$ 44,467	$ 43,618	$ 825

RELATED PARTY TRANSACTIONS (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue from Related Parties			$ 30,743	$ 3,235
Chanticleer Investors Ii Llc [Member]
Revenue from Related Parties	61,743	0	30,743	1,485
North American Energy Resources Inc [Member]
Revenue from Related Parties			$ 0	$ 1,750

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended			12 Months Ended								3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2011 Durban [Member]	Dec. 31, 2011 Johannesburg [Member]	Dec. 31, 2011 Cape Town [Member]	Mar. 31, 2013 Hoa Llc [Member]	Dec. 31, 2012 Hoa Llc [Member]	Mar. 31, 2013 Chanticleer Investors, LLC [Member]	Dec. 31, 2012 Chanticleer Investors, LLC [Member]	Dec. 31, 2011 Chanticleer Investors, LLC [Member]	Mar. 31, 2013 Chanticleer Investors II, LLC [Member]	Mar. 31, 2012 Chanticleer Investors II, LLC [Member]	Dec. 31, 2012 Chanticleer Investors II, LLC [Member]	Dec. 31, 2011 Chanticleer Investors II, LLC [Member]	Dec. 31, 2010 Efftec International [Member]	Jun. 30, 2011 North American Energy Resources Inc [Member]	Dec. 31, 2012 North American Energy Resources Inc [Member]	Dec. 31, 2011 North American Energy Resources Inc [Member]	Dec. 31, 2010 North American Energy Resources Inc [Member]	Dec. 31, 2012 Chanticleer Foundation Inc [Member]	Dec. 31, 2011 Chanticleer Foundation Inc [Member]	Mar. 31, 2013 Avenel Financial Group Inc [Member]	Dec. 31, 2012 Avenel Financial Group Inc [Member]
Notes Receivable, Related Parties							$ 3,550,000	$ 3,550,000
Revenue from Related Parties	30,743	3,235										61,743	0	30,743	1,485			0	1,750
Common Shares Received For Management Services																150,000
Option To Acquired For Management Services																150,000
Income Received For Management Services Shares																				150,000
Income Received For Management Services																22,500				10,500
Shares Contributed For Management Services																	1,790,440
Values Contributed For Management Services																	125,331
Investments In Related Party				14,000	12,500	25,000																	6,441	49,816
Percentage Of Investments In Related Party				2.00%	1.50%	2.90%
SA Profits Amount																							49,816	6,441
Due To Related Parties, Current	$ 13,733	$ 30,204	$ 13,733						$ 1,542	$ 1,542	$ 4,045										$ 0	$ 10,750

SEGMENTS OF BUSINESS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 1,667,122	$ 1,412,495	$ 6,883,066	$ 1,476,649
Interest expense	36,943	185,110	474,926	183,467
Depreciation and amortization	114,224	80,024	383,454	79,542
Loss from continuing operations	(771,642)	(704,440)
Net loss before non-controlling interest	(762,174)	(766,303)	(3,394,533)	(1,264,021)
Income (loss) from discontinued operations	9,468	(61,863)
Non-controlling interest	24,331	62,518	227,968	101,307
Net loss	(737,843)	(703,785)	(3,166,565)	(1,162,714)
Assets	5,610,625	4,467,726	6,596,431	3,713,748
Non-restaurant investments	1,083,185	962,735	1,050,000	1,084,951
Total Assets	6,693,810	5,430,461	7,646,431	4,798,699
Total Liabilities	1,888,463	5,701,833	2,117,878	4,312,931
Expenditures for non-current assets	23,839	316,683	1,173,801	219,811
Management [Member]
Revenues	25,000	25,000	130,743	496,402
Interest expense	26,222	171,352	421,587	118,995
Depreciation and amortization	2,190	2,190	8,768	8,013
Loss from continuing operations	(621,849)	(494,774)
Net loss before non-controlling interest			(2,403,901)	(1,035,763)
Assets	1,143,885	1,887,587	1,606,059	950,966
Total Liabilities	457,231	4,581,483	338,537	3,327,318
Expenditures for non-current assets	0	0	2,898	2,808
Restaurants [Member]
Revenues	1,642,122	1,387,495	6,752,323	980,247
Interest expense	10,721	13,758	53,339	64,472
Depreciation and amortization	112,034	77,834	374,686	71,529
Loss from continuing operations	(149,793)	(209,666)
Net loss before non-controlling interest			(990,632)	(228,258)
Assets	4,466,740	2,580,139	4,990,372	2,762,782
Total Liabilities	1,431,232	1,120,350	1,779,341	985,613
Expenditures for non-current assets	$ 23,839	$ 316,683	$ 1,170,903	$ 217,003

SEGMENTS OF BUSINESS (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue:	$ 1,667,122	$ 1,412,495	$ 6,883,066	$ 1,476,649
Operating loss:	(784,823)	(508,792)	(2,869,865)	(955,838)
Long-lived assets, end of year:			5,616,056	4,156,736
United States [Member]
Revenue:			130,743	496,402
Operating loss:			(1,968,352)	(693,552)
Long-lived assets, end of year:			1,626,903	1,649,049
South Africa [Member]
Revenue:			6,284,186	980,247
Operating loss:			(539,178)	(262,286)
Long-lived assets, end of year:			1,866,855	1,835,411
Hungary [Member]
Revenue:			468,137	0
Operating loss:			(378,933)	0
Long-lived assets, end of year:			909,828	0
Australia [Member]
Long-lived assets, end of year:			1,066,915	672,175
Brazil [Member]
Long-lived assets, end of year:			$ 145,555	$ 101

SEGMENTS OF BUSINESS (Details Textual)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	May 29, 2009
Equity Method Investment, Ownership Percentage	49.00%	49.00%	23.00%
Description of Difference between Reported Amount and Reporting Currency Denominated Amount	For South Africa, for the Statements of Operations we used average rates for the period of 8.22 Rands per USD, and for the Balance Sheet current assets and liabilities were at 8.49 and non-current assets and liabilities ranging from 6.93-8.51. For Australia, for the Statement of Operations we used an average rate ranging from 1.00-1.07 USD per AUD and for the balance sheet we used 1.04 for current assets and liabilities, and 1.02-1.04 for non-current assets and liabilities.

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2013	$ 525,938	$ 556,752
2014	531,307	588,855
2015	482,003	532,098
2016	321,050	401,658
thereafter	584,723	615,198
Totals	$ 2,445,021	$ 2,694,561

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Rental Payment				$ 800		$ 2,100
Lease Expiration Date				Jun 30, 2013
Operating Leases, Rent Expense		193,585	137,791	792,420	112,334
Loss Contingency, Estimated Recovery from Third Party	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000).	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000). The Company intends to vigorously defend itself in this matter.
Accounts payable and accrued expenses		1,069,821		1,108,305	478,005
South African Restaurants [Member]
Lease Term		5 Years		5 Years
Operating Leases, Rent Expense		183,978	131,266	757,766	83,116
Accounts payable and accrued expenses				385,621
Hungary [Member]
Lease Term		10 Years		10 Years
Management [Member]
Operating Leases, Rent Expense		$ 9,607	$ 6,525	$ 34,654	$ 29,218

DISCLOSURES ABOUT FAIR VALUE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Available-for-sale securities	$ 33,185	$ 56,949	$ 318,353
Fair Value, Inputs, Level 1 [Member]
ASSETS
Available-for-sale securities	31,685	55,449	316,853
Fair Value, Inputs, Level 2 [Member]
ASSETS
Available-for-sale securities	1,500	1,500	1,500
Fair Value, Inputs, Level 3 [Member]
ASSETS
Available-for-sale securities	$ 0	$ 0	$ 0

SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		18 Months Ended			18 Months Ended	1 Months Ended
	May 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jan. 31, 2013	Aug. 10, 2011	Mar. 31, 2013 Credit Agreements [Member]	Apr. 22, 2013 Subsequent Event [Member]	Apr. 11, 2013 Subsequent Event [Member]	May 09, 2013 Subsequent Event [Member] Revolving Credit Facility [Member]
Additional Line Of Credit Facility Revolving Credit											$ 500,000
Line of Credit Facility, Amount Outstanding		235,902		361,586		235,902		2,000,000			734,000
Notes Payable, Current											234,000
Note Payable Expiration Date									Aug 10, 2013
Line Of Credit Facility Expiration Date1									Apr 10, 2014
Line of Credit Facility, Interest Rate Description									Borrowings under the Credit Agreement bear monthly interest at the greater of: (i) floor rate of 5.00% or (ii) the Wall Street Journal's prime plus rate (currently 3.25%) plus 1.00%. All unpaid principal and interest are due one (1) year after the Closing Date. Any borrowings are secured by a lien on all of the Company's assets.
Revolving Credit Facility Amount												130,000
Services (in shares)	5,000									4,000
Services	32,400			32,400	74,573					7,720
Other Liabilities							170,686
Gain on extinguishment of debt		70,900	0			72,108
Payment Of Bank Liabilities		$ 99,000				$ 98,578

RESIGNATION OF SOUTH AFRICAN CHIEF FINANCIAL OFFICER (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Mar. 28, 2013	Dec. 31, 2011
Other receivable	$ 78,469	$ 85,473			$ 42,109
Chief Financial Officer [Member]
Other receivable	128,000	85,473			42,109
Misappropriations Of Cash By Cfo			128,000
Amount Recovered From Cfo	50,000	43,000		43,000
Net Repayments Of Misappropriations Of Cash	$ 50,000	$ 42,000